Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Nov. 30, 2012	Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	RGC RESOURCES INC
Entity Central Index Key	0001069533
Current Fiscal Year End Date	--09-30
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		4,675,337
Entity Public Float			$ 80,641,864

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 8,909,871	$ 7,951,429
Accounts receivable, less allowance for doubtful accounts of $65,219 in 2012 and $66,058 in 2011	3,617,925	3,437,904
Notes receivable	1,142,770	277,770
Materials and supplies	613,548	583,157
Gas in storage	9,466,095	12,890,934
Prepaid income taxes	2,072,687	1,741,349
Deferred income taxes	2,371,609	2,870,843
Under-recovery of gas costs	687,194	0
Other	1,365,615	1,250,859
Total current assets	30,247,314	31,004,245
UTILITY PROPERTY:
In service	135,912,571	128,709,183
Accumulated depreciation and amortization	(46,563,520)	(45,191,684)
In service, net	89,349,051	83,517,499
Construction work in progress	1,481,041	2,204,957
Utility plant, net	90,830,092	85,722,456
OTHER ASSETS:
Notes receivable	0	1,142,770
Regulatory assets	8,542,048	7,547,729
Other	136,884	131,849
Total other assets	8,678,932	8,822,348
TOTAL ASSETS	129,756,338	125,549,049
LIABILITIES AND STOCKHOLDERS' EQUITY
Current maturities of long-term debt	0	15,000,000
Note payable	15,000,000	0
Dividends payable	817,462	786,270
Accounts payable	4,756,460	5,299,475
Customer credit balances	2,382,089	2,525,071
Customer deposits	1,567,501	1,607,844
Accrued expenses	2,102,165	2,141,132
Over-recovery of gas costs	0	355,476
Fair value of marked-to-market transactions	2,916,718	3,312,176
Total current liabilities	29,542,395	31,027,444
LONG-TERM DEBT	13,000,000	13,000,000
DEFERRED CREDITS AND OTHER LIABILITIES:
Asset retirement obligations	4,251,295	3,863,933
Regulatory cost of retirement obligations	7,828,157	7,596,678
Benefit plan liabilities	12,541,251	11,326,909
Deferred income taxes	11,898,178	9,927,135
Deferred investment tax credits	12,132	21,172
Total deferred credits and other liabilities	36,531,013	32,735,827
COMMITMENTS AND CONTINGENCIES (Note 9)
Stockholders' Equity:
Common stock, $5 par value; authorized 10,000,000 shares; issued and outstanding 4,670,567 and 4,624,682 shares in 2012 and 2011, respectively	23,352,835	23,123,410
Preferred stock, no par; authorized 5,000,000 shares; no shares issued and outstanding 2012 and 2011	0	0
Capital in excess of par value	7,375,666	6,830,395
Retained earnings	23,904,514	22,865,311
Accumulated other comprehensive loss	(3,950,085)	(4,033,338)
Total stockholders' equity	50,682,930	48,785,778
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 129,756,338	$ 125,549,049

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for uncollectibles	$ 65,219	$ 66,058
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,670,567	4,624,682
Common stock, share outstanding	4,670,567	4,624,682
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, share outstanding	0	0

Consolidated Statements Of Income (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
OPERATING REVENUES:
Gas utilities	$ 57,657,940	$ 69,483,620	$ 72,426,658
Other	1,141,747	1,315,251	1,397,256
Total operating revenues	58,799,687	70,798,871	73,823,914
COST OF SALES:
Gas utilities	31,278,173	42,815,799	46,690,247
Other	588,417	713,506	693,394
Total cost of sales	31,866,590	43,529,305	47,383,641
GROSS MARGIN	26,933,097	27,269,566	26,440,273
OTHER OPERATING EXPENSES:
Operations and maintenance	12,547,693	12,661,981	12,353,479
General taxes	1,366,680	1,290,735	1,286,593
Depreciation and amortization	4,232,189	4,003,804	3,818,020
Total other operating expenses	18,146,562	17,956,520	17,458,092
OPERATING INCOME	8,786,535	9,313,046	8,982,181
OTHER INCOME (EXPENSE), net	(19,956)	20,250	(10,453)
INTEREST EXPENSE	1,830,885	1,832,712	1,835,291
INCOME BEFORE INCOME TAXES	6,935,694	7,500,584	7,136,437
INCOME TAX EXPENSE	2,638,949	2,847,111	2,691,001
NET INCOME	$ 4,296,745	$ 4,653,473	$ 4,445,436
EARNINGS PER COMMON SHARE:
Basic	$ 0.92	$ 1.01	$ 0.98
Diluted	$ 0.92	$ 1.01	$ 0.98
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic	4,647,439	4,592,713	4,514,262
Diluted	4,650,949	4,600,792	4,528,160

Consolidated Statements Of Comprehensive Income (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
NET INCOME	$ 4,296,745	$ 4,653,473	$ 4,445,436
Other comprehensive income, net of tax:
Interest rate SWAPs	245,343	139,199	(673,438)
Defined benefit plans	(162,090)	(305,714)	(308,679)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX	83,253	(166,515)	(982,117)
COMPREHENSIVE INCOME	$ 4,379,998	$ 4,486,958	$ 3,463,319

Consolidated Statements Of Stockholders' Equity (USD $)	Common Stock [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2009	$ 11,194,935	$ 16,607,897	$ 19,881,745	$ (2,884,706)	$ 44,799,871
Net income	0	0	4,445,436	0	4,445,436
Other comprehensive income (loss)	0	0	0	(982,117)	(982,117)
Tax benefits from stock option exercise	0	34,906	0	0	34,906
Cash dividends declared	0	0	(2,985,441)	0	(2,985,441)
Issuance of common stock	177,225	819,867	0	0	997,092
Balance at Sep. 30, 2010	11,372,160	17,462,670	21,341,740	(3,866,823)	46,309,747
Net income	0	0	4,653,473	0	4,653,473
Other comprehensive income (loss)	0	0	0	(166,515)	(166,515)
Tax benefits from stock option exercise	0	40,746	0	0	40,746
Cash dividends declared	0	0	(3,129,902)	0	(3,129,902)
Stock split	11,560,575	(11,560,575)	0	0	0
Issuance costs - stock split	0	(34,205)	0	0	(34,205)
Issuance of common stock	190,675	921,759	0	0	1,112,434
Balance at Sep. 30, 2011	23,123,410	6,830,395	22,865,311	(4,033,338)	48,785,778
Net income	0	0	4,296,745	0	4,296,745
Other comprehensive income (loss)	0	0	0	83,253	83,253
Tax benefits from stock option exercise	0	34,818	0	0	34,818
Cash dividends declared	0	0	(3,257,542)	0	(3,257,542)
Issuance of common stock	229,425	510,453	0	0	739,878
Balance at Sep. 30, 2012	$ 23,352,835	$ 7,375,666	$ 23,904,514	$ (3,950,085)	$ 50,682,930

Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Stockholders' Equity [Abstract]
Dividends declared	$ 0.7	$ 0.68	$ 0.66
Issuance of stock, shares	45,885	75,818	70,890

Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,296,745	$ 4,653,473	$ 4,445,436
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	4,387,016	4,164,320	3,959,887
Cost of retirement of utility plant, net	(436,120)	(302,340)	(307,375)
Deferred taxes and investment tax credits	2,410,468	2,720,657	1,884,235
Other noncash items, net	35,865	(42,938)	95,658
Changes in assets and liabilities which provided (used) cash:
Accounts receivable and customer deposits, net	(51,234)	(189,410)	320,981
Inventories and gas in storage	3,394,448	899,295	2,287,340
Over/under-recovery of gas costs	(1,042,670)	(2,309,284)	(2,987,087)
Other assets	(418,598)	882,148	(640,846)
Accounts payable, customer credit balances and accrued expenses, net	(792,879)	207,423	(1,939,425)
Total adjustments	7,486,296	6,029,871	2,673,368
Net cash provided by operating activities	11,783,041	10,683,344	7,118,804
CASH FLOWS FROM INVESTING ACTIVITIES:
Expenditures for utility property	(8,683,658)	(7,589,386)	(5,973,586)
Proceeds from disposal of utility property	32,943	284	10,265
Net cash used in investing activities	(8,650,715)	(7,589,102)	(5,963,321)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on collection of note	277,770	87,000	87,000
Proceeds from issuance of stock	774,696	1,118,975	1,031,998
Cash dividends paid	(3,226,350)	(3,094,418)	(2,951,211)
Net cash used in financing activities	(2,173,884)	(1,888,443)	(1,832,213)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	958,442	1,205,799	(676,730)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	7,951,429	6,745,630	7,422,360
CASH AND CASH EQUIVALENTS AT END OF YEAR	8,909,871	7,951,429	6,745,630
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	1,783,918	1,799,459	1,807,863
Income taxes paid (refunded)	525,000	(705,000)	1,329,000
Non-cash transactions:
Note received for reimbursement of expenses		$ 381,540

Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation—RGC Resources, Inc. is an energy services company engaged in the sale and distribution of natural gas. The consolidated financial statements include the accounts of RGC Resources, Inc. and its wholly owned subsidiaries ("Resources" or the "Company"); Roanoke Gas Company ("Roanoke Gas"); Diversified Energy Company; and RGC Ventures of Virginia, Inc., operating as Application Resources and The Utility Consultants. Roanoke Gas is a natural gas utility, which distributes and sells natural gas to approximately 57,900 residential, commercial and industrial customers within its service areas in Roanoke, Virginia and the surrounding localities. The Company's business is seasonal in nature and weather dependent as a majority of natural gas sales are for space heating during the winter season. Roanoke Gas is regulated by the Virginia State Corporation Commission ("SCC" or "Virginia Commission"). Application Resources provides information system services to software providers in the utility industry. The Utility Consultants provides regulatory consulting services to other utilities. Diversified Energy Company is currently inactive.

The Company follows accounting and reporting standards set by the Financial Accounting Standards Board ("FASB") and the Securities and Exchange Commission ("SEC").

Resources has only one reportable segment as defined under FASB ASC No. 280 – Segment Reporting. All intercompany transactions have been eliminated in consolidation.

Rate Regulated Basis of Accounting—The Company's regulated operations follow the accounting and reporting requirements of FASB ASC No. 980, Regulated Operations. The economic effects of regulation can result in a regulated company deferring costs that have been or are expected to be recovered from customers in a period different from the period in which the costs would be charged to expense by an unregulated enterprise. When this situation occurs, costs are deferred as assets in the consolidated balance sheet (regulatory assets) and recorded as expenses when such amounts are reflected in rates. Additionally, regulators can impose liabilities upon a regulated company for amounts previously collected from customers and for current collection in rates of costs that are expected to be incurred in the future (regulatory liabilities). In the event the provisions of FASB ASC No. 980 no longer apply to any or all regulatory assets or liabilities, the Company would write off such amounts and include them in the consolidated statement of income and comprehensive income in the period for which FASB ASC No. 980 no longer applied.

Regulatory assets and liabilities included in the Company's consolidated balance sheets as of September 30, 2012 and 2011 are as follows:

	September 30
	2012	2011

Regulatory Assets:
Current Assets:
Under-recovery of gas costs	$687,194	$-
Other:
Accrued pension and postretirement medical	706,470	661,376

Utility Property:
In service:
Other	11,945	11,945

Other Assets:
Regulatory assets:
Premium on early retirement of debt	96,193	126,570
Accrued pension and postretirement medical	8,433,855	7,421,159
Other	12,000	-

Total regulatory assets	$9,947,657	$8,221,050

Regulatory Liabilities:
Current Liabilities:
Over-recovery of gas costs	$-	$355,476

Deferred Credits and Other Liabilities:
Asset retirement obligations	4,251,295	3,863,933
Regulatory cost of retirement obligations	7,828,157	7,596,678

Total regulatory liabilities	$12,079,452	$11,816,087

As of September 30, 2012, the Company had regulatory assets in the amount of $9,140,325 on which the Company did not earn a return during the recovery period. These assets pertain to the net funded position of the Company's benefit plans related to its regulated operations. As such, the amortization period is not specifically defined.

Utility Plant and Depreciation—Utility plant is stated at original cost. The cost of additions to utility plant includes direct charges and overhead. The cost of depreciable property retired is charged to accumulated depreciation. The cost of asset removals, less salvage, is charged to "regulatory cost of retirement obligations" or "asset retirement obligations" as explained under Asset Retirement Obligations below. Maintenance, repairs, and minor renewals and betterments of property are charged to operations and maintenance.

Provisions for depreciation are computed principally at composite straight-line rates as determined by depreciation studies required to be performed on the regulated utility assets of Roanoke Gas Company every five years. The Company completed its most recent depreciation study in July 2009. The composite weighted-average depreciation rate under the current depreciation study was 3.34%, 3.34% and 3.32% for the fiscal years ended September 30, 2012, 2011 and 2010, respectively.

The composite rates are comprised of two components, one based on average service life and one based on cost of retirement. As a result, the Company accrues the estimated cost of retirement of long-lived assets through depreciation expense. Retirement costs are not a legal obligation but rather the result of cost-based regulation and are accounted for under the provisions of FASB ASC No. 980. Such amounts are classified as a regulatory liability.

The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These reviews have not identified any impairments which would cause a material effect on the results of operations or financial condition.

Asset Retirement Obligations – FASB ASC No. 410, Asset Retirement and Environmental Obligations, requires entities to record the fair value of a liability for an asset retirement obligation when there exists a legal obligation for the retirement of the asset. When the liability is initially recorded, the entity capitalizes the cost, thereby increasing the carrying amount of the underlying asset. In subsequent periods, the liability is accreted, and the capitalized cost is depreciated over the useful life of the underlying asset. The Company has recorded asset retirement obligations for its future legal obligations related to purging and capping its distribution mains and services upon retirement, although the timing of such retirements is uncertain.

The Company's composite depreciation rates include a component to provide for the cost of retirement of assets. As a result, the Company accrues the estimated cost of retirement of its utility plant through depreciation expense and creates a corresponding regulatory liability. The costs of retirement considered in the development of the depreciation component include those costs associated with the legal liability. Therefore, the asset retirement obligation is reclassified from the regulatory cost of retirement obligation. If the legal obligations were to exceed the regulatory liability provided for in the depreciation rates, the Company would establish a regulatory asset for such difference with the anticipation of future recovery through rates charged to customers. The Company increased its asset retirement obligation to reflect changes in the estimated cash flows for asset retirements.

The following is a summary of the asset retirement obligation:

	Years Ended September 30
	2012	2011

Balance, beginning of year	$3,863,933	$3,073,782
Liabilities incurred	63,965	45,100
Liabilities settled	(213,581)	(121,854)
Accretion	221,048	179,472
Revisions to estimated cash flows	315,930	687,433

Balance, end of year	$4,251,295	$3,863,933

Cash, Cash Equivalents and Short-Term Investments—From time to time, the Company will have balances on deposit at banks in excess of the amount insured by the Federal Deposit Insurance Corporation ("FDIC"). The Company has not experienced any losses on these accounts and does not consider these amounts to be at credit risk. As of September 30, 2012, the Company did not have any bank deposits in excess of the FDIC insurance limits. For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Customer Receivables and Allowance for Doubtful Accounts – Accounts receivable include amounts billed to customers for natural gas sales and related services and gas sales occurring subsequent to normal billing cycles but before the end of the period. The Company provides an estimate for losses on these receivables by utilizing historical information, current account balances, account aging and current economic conditions. Customer accounts are charged off annually when deemed uncollectible or when turned over to a collection agency for action.

A reconciliation of changes in the allowance for doubtful accounts is as follows:

	Years Ended September 30
	2012	2011	2010

Balance, beginning of year	$66,058	$65,275	$50,687
Additions charged to bad debt expense	11,588	67,317	140,178
Recoveries of accounts written off	134,331	190,995	194,395
Accounts written off	(146,758)	(257,529)	(319,985)

Balance, end of year	$65,219	$66,058	$65,275

Financing Receivables – Financing receivables represent a contractual right to receive money either on demand or on fixed or determinable dates and are recognized as assets on the entity's balance sheet. The Company has two primary types of financing receivables: trade accounts receivable, resulting from the sale of natural gas and other services to its customers, and notes receivable. Trade accounts receivable are short-term in nature and a provision for uncollectible balances is included in the financial statements. The Company's notes receivable represents the balance on a five-year note with a fifteen year amortization for partial payment on the sale of the Bluefield, Virginia natural gas distribution assets to ANGD, LLC in October 2007 and a 24-month note from a customer related to the payment for relocating a portion of a natural gas distribution main. Both notes are performing assets with all payments current. Management evaluates the status of the notes each reporting period to make an assessment on the collectability of the balance. In its most recent evaluation, management concluded that the notes continued to be fully collectible and no loss reserve was required. Either note would be considered past due if either the interest or principal installment were outstanding for more than 30 days after their contractual due date. On October 30, 2012, the Company and ANGD executed an agreement to extend the maturity date of the $952,000 note for an additional year under the same terms as the expiring note with a new maturity date of November 1, 2013.

Inventories—Inventories, consisting of natural gas in storage and materials and supplies, are recorded at average cost. Injections into storage are priced at the purchase cost at the time of injection and withdrawals from storage are priced at the weighted average price in storage. Materials and supplies are removed from inventory at average cost.

Unbilled Revenues—The Company bills its natural gas customers on a monthly cycle basis; however, the billing cycle period for most customers does not coincide with the accounting periods used for financial reporting. As the Company recognizes revenue when gas is delivered, an accrual is made to estimate revenues for natural gas delivered to customers but not billed during the accounting period. The amounts of unbilled revenue receivable included in accounts receivable on the consolidated balance sheets at September 30, 2012 and 2011 were $951,301 and $1,088,611, respectively.

Income Taxes—Income taxes are accounted for using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the years in which those temporary differences are expected to be recovered or settled. A valuation allowance against deferred tax assets is provided if it is more likely than not the deferred tax asset will not be realized. The Company and its subsidiaries file state and federal consolidated income tax returns.

Debt Expenses—Debt issuance expenses are amortized over the lives of the debt instruments.

Over/Under-Recovery of Natural Gas Costs—Pursuant to the provisions of the Company's Purchased Gas Adjustment ("PGA") clause, the SCC provides the Company with a method of passing along to its customers increases or decreases in natural gas costs incurred by its regulated operations, including gains and losses on natural gas derivative hedging instruments. On a quarterly basis, the Company files a PGA rate adjustment request with the SCC to adjust the gas cost component of its rates up or down depending on projected price and activity. Once administrative approval is received, the Company adjusts the gas cost component of its rates to reflect the approved amount. As actual costs will differ from the projections used in establishing the PGA rate, the Company may either over-recover or under-recover its actual gas costs during the period. Any difference between actual costs incurred and costs recovered through the application of the PGA is recorded as a regulatory asset or liability. At the end of the deferral period, the balance of the net deferred charge or credit is amortized over an ensuing 12-month period as amounts are reflected in customer billings.

Fair Value – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines fair value based on the following fair value hierarchy which prioritizes each input to the valuation methods into one of the following three broad levels:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

  Level 2 – Inputs other than quoted prices in Level 1 that are either for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

  Level 3 – Unobservable inputs for the asset or liability where there is little, if any, market activity which require the Company to develop its own assumptions.

The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets (Level 1) and the lowest priority to unobservable inputs (Level 3). All fair value disclosures are categorized within one of the three categories in the hierarchy. See fair value disclosures below and in Notes 6 and 10.

Use of Estimates—The preparation of financial statements in conformity with Generally Accepted Accounting Principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Excise and Sales Taxes – Certain excise and sales taxes imposed by the state and local governments in the Company's service territory are collected by the Company from its customers. These taxes are accounted for on a net basis and therefore are not included as revenues in the Company's Consolidated Statements of Income.

Earnings Per Share—Basic earnings per share and diluted earnings per share are calculated by dividing net income by the weighted average common shares outstanding during the period and the weighted average common shares outstanding during the period plus dilutive potential common shares, respectively. Dilutive potential common shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options are used to repurchase common stock at market value. The amount of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities. A reconciliation of basic and diluted earnings per share is presented below:

	Years Ended September 30
	2012	2011	2010
Net Income	$4,296,745	$4,653,473	$4,445,436
Weighted average common shares	4,647,439	4,592,713	4,514,262
Effect of dilutive securities:
Options to purchase common stock	3,510	8,079	13,898
Diluted average common shares	4,650,949	4,600,792	4,528,160
Earnings Per Share of Common Stock:
Basic	$0.92	$1.01	$0.98
Diluted	$0.92	$1.01	$0.98

Business and Credit Concentrations—The primary business of the Company is the distribution of natural gas to residential, commercial and industrial customers in its service territories.

No regulated sales to individual customers accounted for more than 5% of total revenue in any period or amounted to more than 5% of total accounts receivable.

Roanoke Gas currently holds the only franchises and/or certificates of public convenience and necessity to distribute natural gas in its service area. These franchises are effective through January 1, 2016. Certificates of public convenience and necessity in Virginia are exclusive and are intended for perpetual duration.

Roanoke Gas is served directly by two primary pipelines. These two pipelines provide 100% of the natural gas supplied to the Company's customers. Depending upon weather conditions and the level of customer demand, failure of one or both of these transmission pipelines could have a major adverse impact on the Company.

Derivative and Hedging Activities—FASB ASC No. 815, Derivatives and Hedging, requires the recognition of all derivative instruments as assets or liabilities in the Company's balance sheet and measurement of those instruments at fair value.

The Company's hedging and derivatives policy allows management to enter into derivatives for the purpose of managing commodity and financial market risks of its business operations. The Company's hedging and derivatives policy specifically prohibits the use of derivatives for speculative purposes. The key market risks that RGC Resources, Inc. hedges against include the price of natural gas and the cost of borrowed funds.

The Company periodically enters into collars, swaps and caps for the purpose of hedging the price of natural gas in order to provide price stability during the winter months. The fair value of these instruments is recorded in the balance sheet with the offsetting entry to either under-recovery of gas costs or over-recovery of gas costs. Net income and other comprehensive income are not affected by the change in market value as any cost incurred or benefit received from these instruments is recoverable or refunded through the PGA as the SCC allows for full recovery of prudent costs associated with natural gas purchases. At September 30, 2012 and 2011, the Company had no outstanding derivative instruments for the purchase of natural gas.

The Company also has two interest rate swaps associated with its variable rate notes. The first swap relates to a $15,000,000 note issued in November 2005. This swap essentially converts the floating rate note based upon LIBOR into fixed rate debt with a 5.74% effective interest rate. The second swap relates to the $5,000,000 variable rate note issued in October 2008. This swap converts the variable rate note based on LIBOR into a fixed rate debt with a 5.79% effective interest rate. Both swaps mature on December 1, 2015 and qualify as cash flow hedges with changes in fair value reported in other comprehensive income.

No derivative instruments were deemed to be ineffective for any period presented.

The table below reflects the fair values of the derivative instruments and their corresponding classification in the consolidated balance sheets under the current liabilities caption of "Fair value of marked-to-market transactions" as of September 30, 2012 and 2011:

Fair Value of Derivative Instruments

	September 30
	2012	2011
Derivatives designated as hedging instruments:

Interest rate swaps	$2,916,718	$3,312,176

Total derivatives designated as hedging instruments	$2,916,718	$3,312,176

See Note 10 for additional information on fair value.

Based on the interest rate environment as of September 30, 2012, approximately $930,000 of the fair value of the interest rate hedges will be reclassified from other comprehensive loss into interest expense on the income statement over the next 12 months. Changes in LIBOR rates during that period could significantly change the estimated amount to be reclassified to income as well as the fair value of the interest rate hedges.

Stock Split - On July 25, 2011, the Board of Directors of RGC Resources, Inc. declared a two-for-one stock split effected in the form of a 100% share dividend upon the issued and outstanding common stock. The stock dividend was payable on September 1, 2011 to shareholders of record on August 15, 2011. As the par value of the common stock remained at $5 per share, the Company reclassified $11,560,575 from "Capital in excess of par value" to "Common Stock" associated with the issuance of 2,312,115 shares. Corresponding prior year amounts, including share and per share data, have been restated retrospectively to reflect the 100% stock dividend.

Other Comprehensive Income(Loss)—A summary of other comprehensive income is provided below:

		Tax
	Before Tax	(Expense)	Net-of Tax
	Amount	or Benefit	Amount
Year Ended September 30, 2012:
Interest rate swaps:
Unrealized losses	$(543,826)	$206,437	$(337,389)
Transfer of realized losses to interest expense	939,285	(356,553)	582,732
Net interest rate SWAPs	395,459	(150,116)	245,343
Defined benefit plans:
Net loss arising during period	(508,666)	193,294	(315,372)
Amortization of actuarial losses	200,136	(76,052)	124,084
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(261,437)	99,347	(162,090)
Other comprehensive income	$134,022	$(50,769)	$83,253
Year Ended September 30, 2011:
Interest rate swaps:
Unrealized losses	$(723,525)	$274,652	$(448,873)
Transfer of realized losses to interest expense	947,894	(359,822)	588,072
Net interest rate SWAPs	224,369	(85,170)	139,199
Defined benefit plans:
Net loss arising during period	(689,785)	262,119	(427,666)
Amortization of actuarial losses	149,604	(56,850)	92,754
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(493,088)	187,374	(305,714)
Other comprehensive loss	$(268,719)	$102,204	$(166,515)
Year Ended September 30, 2010:
Interest rate swaps:
Unrealized losses	$(2,025,678)	$768,948	$(1,256,730)
Transfer of realized losses to interest expense	940,188	(356,896)	583,292
Net interest rate SWAPs	(1,085,490)	412,052	(673,438)
Defined benefit plans:
Net loss arising during period	(647,439)	246,031	(401,408)
Amortization of actuarial losses	102,478	(38,942)	63,536
Amortization of transition obligation	47,093	(17,900)	29,193
Net defined benefit plans	(497,868)	189,189	(308,679)
Other comprehensive loss	$(1,583,358)	$601,241	$(982,117)

Composition of Accumulated Other Comprehensive Income (Loss)

			Accumulated Other
	Interest Rate	Defined Benefit	Comprehensive
	Swaps	Plans	Income (Loss)
Balance 10/1/09	$(1,520,635)	$(1,364,071)	$(2,884,706)
Other comprehensive income (loss)	(673,438)	(308,679)	(982,117)

Balance 9/30/10	(2,194,073)	(1,672,750)	(3,866,823)
Other comprehensive income (loss)	139,199	(305,714)	(166,515)

Balance 9/30/11	(2,054,874)	(1,978,464)	(4,033,338)
Other comprehensive income (loss)	245,343	(162,090)	83,253

Balance 9/30/12	$(1,809,531)	$(2,140,554)	$(3,950,085)

Recently Adopted Accounting Standards - In July 2010, the FASB issued guidance under FASB ASC No. 310 – Receivables, to provide greater transparency about an entity's allowance for credit losses and the credit quality of its financing receivables on a disaggregated basis. The new requirements have been adopted and further discussion included in the Financing Receivables section above.

In May 2011, the FASB issued guidance under FASB ASC No. 820 – Fair Value Measurement, which serves to converge guidance between the FASB and the International Accounting Standards Board ("IASB") for fair value measurements and their related disclosures. This guidance provides for common requirements for measuring fair value and for disclosing information about fair value measurements including the consistency of the meaning of the term "fair value". This guidance provides clarification about the application of existing fair value measurement and disclosure requirements as well as changes in particular requirements for measuring fair value or for disclosing information about fair value measurements. The new requirements have been included in the disclosures contained in Note 10 below.

In June 2011, the FASB issued guidance under FASB ASC No. 220 – Comprehensive Income that defines the presentation of Comprehensive Income in the financial statements. According to the guidance, an entity may present a single continuous statement of comprehensive income or two separate statements – a statement of income and a statement of other comprehensive income that immediately follows the statement of income. In either presentation, the entity is required to present on the face of the financial statement the components of other comprehensive income including the reclassification adjustment for items that are reclassified from other comprehensive income to net income. In December 2011, the FASB issued additional guidance under FASB ASC No. 220 that deferred the effective date of earlier guidance with regard to the presentation of reclassifications of items out of accumulated other comprehensive income. All other provisions of the original guidance remain in effect. The new requirements have been included in the Consolidated Statements of Comprehensive Income presented in the Company's financial statements. Additional information is provided in the Other Comprehensive Income section above.

Recently Issued Accounting Standards – In December 2011, the FASB issued disclosure guidance under FASB ASC No. 210 – Balance Sheet that requires an entity to disclose information about offsetting and related arrangements that enable users of its financial statements to understand the effect of those arrangements on its financial position. Management is currently evaluating the requirements of this guidance but does not anticipate these changes to have a material impact on its financial position. The new requirements are effective on a retrospective basis for annual reporting periods, and interim periods within those annual periods, beginning on or after January 1, 2013.

Other accounting standards that have been issued or proposed by the FASB or other standard–setting bodies are not currently applicable to the Company or are not expected to have a significant impact on the Company's financial position, results of operations and cash flows.

Regulatory Matters	12 Months Ended
Sep. 30, 2012
Regulatory Matters [Abstract]
Regulatory Matters

2. REGULATORY MATTERS

The SCC exercises regulatory authority over the natural gas operations of Roanoke Gas Company. Such regulation encompasses terms, conditions and rates to be charged to customers for natural gas service, safety standards, service extension, accounting and depreciation.

On November 1, 2011 the Company placed into effect new base rates, subject to refund, that provided for approximately $1,100,000 in additional non-gas revenues. On May 2, 2012, the SCC issued a final order granting the Company a rate award in the amount of $235,000 in additional non-gas revenues. In June 2012, the Company completed its refund for the difference between the rates placed into effect November 1 and the final rates approved in the Commission order.

On March 15, 2012, the Company filed an application for approval of a SAVE (Steps to Advance Virginia's Energy) Plan and Rider. The SAVE plan is designed to facilitate the accelerated replacement of aging natural gas infrastructure assets by providing a mechanism for the Company to recover the related depreciation and expenses and return on rate base of the additional capital investment without the filing of a formal application for an increase in non-gas base rates. This replacement will enhance the safety and reliability of the Company's gas distribution system. On July 25, 2012, the SCC approved the SAVE Plan and Rider, to be effective January 1, 2013.

On September 14, 2012, the Company filed a request for an expedited increase in rates with the SCC. The request was for an increase of approximately $1,840,000 in annual non-gas revenues. As provided for under this expedited rate request, the Company will be able to place the increased rates into effect for service rendered on or after November 1, 2012, subject to refund pending a final order by the SCC. The public hearing on the request for this rate increase is scheduled for March 26, 2013, with a final order expected after that date.

Short-Term Debt	12 Months Ended
Sep. 30, 2012
Short-Term Debt [Abstract]
Short-Term Debt

3. SHORT-TERM DEBT

The Company has available an unsecured line-of-credit with a bank which will expire March 31, 2013. The Company anticipates being able to extend or replace this line-of-credit upon expiration. The Company's available unsecured line-of-credit varies during the year to accommodate its seasonal borrowing demands. Available limits under this agreement for the remaining term are as follows:

Available
Effective	Line-of-Credit

September 30, 2012	$3,000,000
October 25, 2012	5,000,000
January 25, 2013	3,000,000
February 24, 2013	1,000,000

A summary of the line-of-credit follows:

		September 30
	2012	2011	2010

Line-of-credit at year-end	$3,000,000	$3,000,000	$3,000,000
Outstanding balance at year-end	-	-	-
Highest month-end balance outstanding	-	-	-
Average daily balance	-	-	-
Average rate of interest during year on	0.00%	0.00%	0.00%
outstanding balances
Interest rate at year-end	1.22%	1.24%	1.26%
Interest rate on unused line-of-credit	0.15%	0.15%	0.15%

On March 30, 2012, the Company executed an unsecured term note in the amount of $15,000,000. This note extends the maturity date of the original promissory note dated November 28, 2005 and subsequent modification dated October 20, 2010. The term note, which has a maturity date of March 31, 2013, retains all other terms and conditions provided for in the original promissory note including an interest rate of 30-day LIBOR plus 69 basis point spread. The Company also has an interest rate swap related to the $15,000,000 note. This swap was executed in November 2005 in connection with the original promissory note with a maturity date of November 30, 2015. This swap essentially converts the variable rate note into fixed rate debt with a 5.74% interest rate. The Company anticipates being able to extend the maturity date of the $15,000,000 note on an annual basis at terms comparable to the note currently in place until such time the note co-terminates with the corresponding interest rate swap.

Long-Term Debt	12 Months Ended
Sep. 30, 2012
Long-Term Debt [Abstract]
Long-Term Debt

4. LONG-TERM DEBT

Long-term debt consists of the following:

	September 30
	2012	2011

Unsecured note payable, with variable interest rate based
on 30-day LIBOR plus 69 basis point spread, with
provision for retirement on March 31, 2012	$-	$15,000,000
Unsecured note payable, with variable interest rate based on three month LIBOR(0.35% at September 30, 2012) plus
125basis point spread, with provision for retirement on
December 1, 2015	5,000,000	5,000,000
Unsecured senior note payable, at 7.66%, with provision for
retirement of $1,600,000 each year beginning December 1,
2014 through December 1, 2018	8,000,000	8,000,000

Total long-term debt	13,000,000	28,000,000
Less current maturities	-	(15,000,000)

Total long-term debt	$13,000,000	$13,000,000

The above debt obligations contain various provisions, including a minimum interest charge coverage ratio, limitations on debt as a percentage of total capitalization and a provision restricting the payment of dividends, primarily based on the earnings of the Company and dividends previously paid. The Company was in compliance with these provisions at September 30, 2012 and 2011. At September 30, 2012, approximately $14,905,000 of retained earnings was available for dividends.

The $15,000,000 unsecured variable rate note was refinanced on March 30, 2012 with a one-year promissory note with a maturity date of March 31, 2013. More information regarding the promissory note is included in Note 3.

The $5,000,000 variable rate note also has an interest rate swap that converts the note into a fixed rate debt with a 5.79% effective interest rate. The interest rate swap matures on December 1, 2015.

The aggregate annual maturities of long-term debt for the next five years ending after September 30, 2012 are as follows:

Year Ending
September 30	Maturities

2013	$-
2014	-
2015	1,600,000
2016	6,600,000
2017	1,600,000
Thereafter	3,200,000

Total	$13,000,000

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Income Taxes

5. INCOME TAXES

The details of income tax expense (benefit) are as follows:

	Years Ended September 30
	2012	2011	2010
Current income taxes:
Federal	$(38,608)	$(178,190)	$543,852
State	232,270	263,898	228,008
Total current income taxes	193,662	85,708	771,860
Deferred income taxes:
Federal	2,269,921	2,586,877	1,746,425
State	184,405	189,224	202,871
Total deferred income taxes	2,454,326	2,776,101	1,949,296
Amortization of investment tax credits	(9,039)	(14,698)	(30,155)
Total income tax expense	$2,638,949	$2,847,111	$2,691,001

Income tax expense for the years ended September 30, 2012, 2011 and 2010 differed from amounts computed by applying the U.S. Federal income tax rate of 34% to earnings before income taxes due to the following:

	Years Ended September 30
	2012	2011	2010

Income before income taxes	$6,935,694	$7,500,584	$7,136,437

Income tax expense computed at the federal
statutory rate	$2,358,136	$2,550,199	$2,426,389
State income taxes, net of federal income
tax benefit	275,005	299,061	284,380
Amortization of investment tax credits	(9,039)	(14,698)	(30,155)
Other, net	14,847	12,549	10,387

Total income tax expense	$2,638,949	$2,847,111	$2,691,001

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows:

	September 30
	2012	2011

Deferred tax assets:
Allowance for uncollectibles	$24,757	$25,075
Accrued pension and postretirement medical benefits	2,698,204	2,487,668
Accrued vacation	232,516	222,233
Over-recovery of gas costs	-	134,939
Costs of gas held in storage	1,181,336	995,956
Deferred compensation	510,288	514,993
Interest rate swap	1,107,186	1,257,302
Other	279,981	191,919

Total gross deferred tax assets	6,034,268	5,830,085

Deferred tax liabilities:
Utility plant	14,925,657	12,707,133
Under recovery of gas costs	260,859	-
Accrued gas costs	374,321	179,244

Total gross deferred tax liabilities	15,560,837	12,886,377

Net deferred tax liability	$9,526,569	$7,056,292

FASB ASC No. 740 - Income Taxes provides for the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recognized in the financial statements. The Company has evaluated its tax positions and accordingly has not identified any significant uncertain tax positions. The Company's policy is to classify interest associated with uncertain tax positions as interest expense in the financial statements. Penalties are classified under other expense.

The Company files a consolidated federal income tax return and state income tax returns in Virginia and West Virginia. The federal returns and the state returns for both Virginia and West Virginia for the tax years ended prior to September 30, 2009 are no longer subject to examination. An examination of the Company's 2010 federal income tax return was recently completed. The audit did not result in any additional tax being owed.

Employee Benefit Plans	12 Months Ended
Sep. 30, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

6. EMPLOYEE BENEFIT PLANS

The Company sponsors both a noncontributory defined benefit pension plan and a postretirement benefit plan ("Plans"). The defined benefit pension plan covers substantially all employees and benefits fully vest after five years of credited service. Benefits paid to retirees are based on age at retirement, years of service and average compensation. The postretirement benefit plan provides certain healthcare, supplemental retirement and life insurance benefits to retired employees who meet specific age and service requirements. Employees hired prior to January 1, 2000 are eligible to participate in the postretirement benefit plan. Employees must have a minimum of ten years of service and retire after attaining the age of 55 in order to vest in the postretirement plan. Retiree contributions to the plan are based on the number of years of service to the Company as determined under the defined benefit plan.

Employers who sponsor defined benefit plans must recognize the funded status of defined benefit pension and other postretirement plans as an asset or liability in its statement of financial position and recognize changes in that funded status in the year in which the changes occur through comprehensive income. For pension plans, the benefit obligation is the projected benefit obligation, and for other postretirement plans, the benefit obligation is the accumulated benefit obligation. The Company established a regulatory asset for the portion of the obligation expected to be recovered in rates in future periods. The regulatory asset is adjusted for the amortization of the transition obligation and recognition of actuarial gains and losses. The portion of the obligation attributable to the unregulated operations of the holding company is recognized in comprehensive income.

The following tables set forth the benefit obligation, fair value of plan assets, the funded status of the benefit plans, amounts recognized in the Company's financial statements and the assumptions used.

	Pension Plan		Postretirement Plan
	2012	2011	2012	2011
Accumulated benefit obligation	$18,993,062	$15,339,762	$13,707,308	$12,185,319
Change in benefit obligation:
Benefit obligation at beginning
of year	$19,167,918	$17,539,688	$12,185,319	$11,832,322
Service cost	521,701	479,236	195,777	194,842
Interest cost	953,197	908,873	592,359	579,976
Actuarial loss	3,445,737	727,167	1,128,635	32,342
Benefit payments, net of retiree
contributions	(518,102)	(487,046)	(394,781)	(454,163)
Benefit obligation at end of year	$23,570,451	$19,167,918	$13,707,309	$12,185,319
Change in fair value of plan assets:
Fair value of plan assets at
beginning of year	$12,992,723	$12,682,758	$7,033,605	$6,838,726
Actual return on plan assets, net of
taxes	2,488,760	(202,989)	1,184,304	(200,958)
Employer contributions	1,100,000	1,000,000	850,000	850,000
Benefit payments, net of retiree
contributions	(518,102)	(487,046)	(394,781)	(454,163)
Fair value of plan assets at
end of year	$16,063,381	$12,992,723	$8,673,128	$7,033,605

Funded status	$(7,507,070)	$(6,175,195)	$(5,034,181)	$(5,151,714)
Amounts recognized in the balance
sheets consist of:
Noncurrent liabilities	$(7,507,070)	$(6,175,195)	$(5,034,181)	$(5,151,714)
Amounts recognized in
accumulated other
comprehensive loss:
Transition obligation, net of tax	$-	$-	$22,303	$51,500
Net actuarial loss, net of tax	1,568,916	1,354,418	549,335	572,546
Total amounts included in other
comprehensive loss, net of tax	$1,568,916	$1,354,418	$571,638	$624,046
Amounts deferred to a regulatory
asset:
Transition obligation	$-	$-	$105,699	$247,498
Net actuarial loss	5,719,060	4,624,284	3,315,566	3,205,828
Amounts recognized as
regulatory assets	$5,719,060	$4,624,284	$3,421,265	$3,453,326

The Company expects that approximately $255,000, before tax, of accumulated other comprehensive loss will be recognized as a portion of net periodic benefit costs in fiscal 2013 and approximately $706,000 of amounts deferred as regulatory assets will be amortized and recognized in net periodic benefit costs in fiscal 2013.

The Company amortizes the unrecognized transition obligation over 20 years.

The following table details the actuarial assumptions used in determining the projected benefit obligations and net benefit cost of the pension and the accumulated benefit obligations and net benefit cost of the postretirement plan for 2012, 2011 and 2010.

	Pension Plan			Postretirement Plan
	2012	2011	2010	2012	2011	2010
Assumptions used to determine
benefit obligations:
Discount rate	4.06%	5.04%	5.25%	3.95%	4.96%	5.00%
Expected rate of compensation
increase	4.00%	4.00%	4.00%	N/A	N/A	N/A

Assumptions used to determine
benefit costs:
Discount rate	5.04%	5.25%	5.50%	4.96%	5.00%	5.50%
Expected long-term rate of return
on plan assets	7.25%	7.25%	7.25%	5.11%	5.09%	5.14%
Expected rate of compensation
increase	4.00%	4.00%	4.00%	N/A	N/A	N/A

To develop the expected long-term rate of return on assets assumption, the Company, with input from the plans actuaries and investment advisors, considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of each plan's portfolio. This resulted in the selection of the corresponding long-term rate of return assumptions used for each plan's assets.

Components of net periodic benefit cost are as follows:

	Pension Plan			Postretirement Plan
	2012	2011	2010	2012	2011	2010

Service cost	$521,701	$479,236	$448,858	$195,777	$194,842	$159,784
Interest cost	953,197	908,873	853,643	592,359	579,976	513,437
Expected return on plan assets	(959,178)	(928,207)	(818,627)	(367,359)	(357,278)	(325,050)
Amortization of unrecognized
transition obligation	-	-	-	188,892	188,892	188,892
Recognized loss	475,414	327,173	275,112	239,387	201,151	68,535

Net periodic benefit cost	$991,134	$787,075	$758,986	$849,056	$807,583	$605,598

The assumed health care cost trend rates used in measuring the accumulated benefit obligation for the postretirement medical plan as of September 30, 2012, 2011 and 2010 are presented below:

	Pre 65			Post 65
	2012	2011	2010	2012	2011	2010

Health care cost trend rate
assumed for next year	9.00%	10.00%	9.00%	6.00%	7.00%	7.50%
Rate to which the cost trend
is assumed to decline (the
ultimate trend rate)	5.00%	5.00%	4.75%	5.00%	5.00%	4.75%
Year that the rate reaches
the ultimate trend rate	2016	2017	2017	2013	2013	2017

The health care cost trend rate assumptions could have a significant effect on the amounts reported. A change of 1% would have the following effects:

	1%Increase	1%Decrease

Effect on total service and interest cost components	$141,000	$(112,000)
Effect on accumulated postretirement benefit obligation	2,223,000	(1,800,000)

The primary objectives of the Plan's investment policy are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, achieve asset returns that are competitive with like institutions employing similar investment strategies and meet expected future benefits in both the short-term and long-term. The investment policy provides for a range of investment allocations to allow for flexibility in responding to market conditions. The investment policy is periodically reviewed by the Company and a third-party fiduciary for investment matters.

The Company's target and actual asset allocation in the pension and postretirement benefit plans as of September 30, 2012 and 2011 were:

				Postretirement
	Pension Plan			Plan
	Target	2012	2011	Target	2012	2011
Asset category:
Equity securities	60%	59%	57%	50%	60%	55%
Debt securities	40%	38%	42%	50%	39%	43%
Cash	0%	3%	1%	0%	1%	1%
Other	0%	0%	0%	0%	0%	1%

The assets of the plans are invested in mutual funds. The Company uses the fair value hierarchy described in Note 1 to classify these assets. The mutual funds are included under Level 2 in the fair value hierarchy as their fair values are determined based on individual prices for each security that comprises the mutual funds. Most all of the individual investments are determined based on quoted market prices for each security; however, certain fixed income securities and other investments are not actively traded and are valued based on similar investments. The following table contains the fair value classifications of the benefit plan assets:

	Defined Benefit Pension Plan
	Fair Value Measurements - September 30, 2012
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$522,626	$522,626	$-	$-
Common and Collective Trust	2,040,204	-	2,040,204	-
Mutual Funds
Bonds
Domestic Fixed Income	3,349,538	-	3,349,538	-
Foreign Fixed Income	631,442	-	631,442	-
Equities
Domestic Large Cap Growth	3,101,385	-	3,101,385	-
Domestic Large Cap Value	3,114,649	-	3,114,649	-
Domestic Small/Mid Cap Core	1,414,211	-	1,414,211	-
Foreign Large Cap Growth	661,895	-	661,895	-
Foreign Large Cap Core	1,227,431	-	1,227,431	-

Total	$16,063,381	$522,626	$15,540,755	$-

	Defined Benefit Pension Plan
	Fair Value Measurements - September 30, 2011
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$102,083	$102,083	$-	$-
Common and Collective Trust	1,835,951	-	1,835,951	-
Mutual Funds
Bonds
Domestic Fixed Income	3,040,066	-	3,040,066	-
Foreign Fixed Income	600,539	-	600,539	-
Equities
Domestic Large Cap Growth	2,372,860	-	2,372,860	-
Domestic Large Cap Value	2,321,689	-	2,321,689	-
Domestic Small/Mid Cap Growth	539,157	-	539,157	-
Domestic Small/Mid Cap Value	531,269	-	531,269	-
Foreign Large Cap Growth	585,333	-	585,333	-
Foreign Large Cap Core	1,063,776	-	1,063,776	-

Total	$12,992,723	$102,083	$12,890,640	$-

	Postretirement Benefit Plan
	Fair Value Measurements - September 30, 2012
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$63,991	$63,991	$-	$-
Mutual Funds
Bonds
Domestic Fixed Income	3,121,786	-	3,121,786	-
Foreign Fixed Income	226,562	-	226,562	-
Equities
Domestic Large Cap Growth	1,597,675	-	1,597,675	-
Domestic Large Cap Value	1,719,786	-	1,719,786	-
Domestic Small/Mid Cap Growth	367,369	-	367,369	-
Domestic Small/Mid Cap Value	381,378	-	381,378	-
Domestic Small/Mid Cap Core	35,450	-	35,450	-
Foreign Large Cap Growth	381,020	-	381,020	-
Foreign Large Cap Core	727,867	-	727,867	-
Other	50,244	-	50,244	-

Total	$8,673,128	$63,991	$8,609,137	$-

	Postretirement Benefit Plan
	Fair Value Measurements - September 30, 2011
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$44,677	$44,677	$-	$-
Mutual Funds
Bonds
Domestic Fixed Income	2,784,988	-	2,784,988	-
Foreign Fixed Income	293,241	-	293,241	-
Equities
Domestic Large Cap Growth	1,190,961	-	1,190,961	-
Domestic Large Cap Value	1,187,829	-	1,187,829	-
Domestic Small/Mid Cap Growth	262,114	-	262,114	-
Domestic Small/Mid Cap Value	259,311	-	259,311	-
Domestic Small/Mid Cap Core	21,664	-	21,664	-
Foreign Large Cap Growth	323,245	-	323,245	-
Foreign Large Cap Core	606,142	-	606,142	-
Other	59,433	-	59,433	-

Total	$7,033,605	$44,677	$6,988,928	$-

Each mutual fund has been categorized based on its primary investment strategy.

The Company expects to contribute $1,100,000 to its pension plan and $850,000 to its postretirement benefit plan in fiscal 2013.

The following table reflects expected future benefit payments:

Fiscal year ending	Pension	Postretirement
September 30	Plan	Plan

2013	$537,420	$476,597
2014	531,601	495,095
2015	555,678	522,761
2016	587,900	551,917
2017	639,258	565,950
2018-2022	4,430,570	3,148,257

The Company also sponsors a defined contribution plan ("401k Plan") covering all employees who elect to participate. Employees may contribute from 1% to 50% of their annual compensation to the 401k Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service. Effective April 2010, the Company began matching contributions to the 401(k) Plan with a 100% match on the participant's first 4% of contributions and 50% on the next 2% of contributions. Prior to April 2010, the Company matched 100% of the participant's first 3% of contributions and 50% on the next 3% of contributions. Company matching contributions were $295,584, $274,701 and $257,718 for 2012, 2011 and 2010, respectively.

Common Stock Options	12 Months Ended
Sep. 30, 2012
Common Stock Options [Abstract]
Common Stock Options

7. COMMON STOCK OPTIONS

The Company's stockholders approved the RGC Resources, Inc. Key Employee Stock Option Plan ("KESOP"). The KESOP provides for the issuance of common stock options to officers and certain other full-time salaried employees to acquire shares of the Company's common stock. The KESOP requires each option's exercise price per share to equal the fair value of the Company's common stock as of the date of the grant. As of September 30, 2012, the number of shares available for future grants under the Plan is 4,000 shares.

FASB ASC No. 718 - Compensation-Stock Compensation requires that compensation expense be recognized for the issuance of equity instruments to employees. However, all options granted under the KESOP were issued prior to this requirement and fell under the provisions prescribed under Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees. Under APB Opinion No. 25, the Company did not recognize stock-based employee compensation expense related to its KESOP in net income as all options granted under the KESOP had an exercise price equal to the market value of the underlying common stock on the date of the grant. The Company adopted the provisions of FASB ASC No. 718 using the modified prospective application. Under the modified prospective application, only new grants and grants that have been modified, cancelled or have not yet vested require recognition of compensation cost.

All outstanding options granted under the KESOP were exercised prior to the end of the current fiscal year. The activity related to the outstanding options pursuant to the KESOP are as follows:

		Weighted-
		Average	Option
	Number	Exercise	Price
	of Shares	Price	Per Share

Options outstanding, September 30, 2009	44,000	$9.478	$9.050-$9.680
Options exercised	(16,000)	$9.574
Options expired	-

Options outstanding, September 30, 2010	28,000	$9.423	$9.050-$9.680
Options exercised	(17,000)	$9.664
Options expired	-

Options outstanding, September 30, 2011	11,000	$9.050	$9.050
Options exercised	(11,000)	$9.050
Options expired	-

Options outstanding, September 30, 2012	-	$0.000

The intrinsic value of the options exercised during fiscal 2012, 2011 and 2010 were $91,721, $107,335 and $91,956, respectively.

Under the terms of the KESOP, the options become exercisable six months from the grant date and expire ten years subsequent to the grant date. All options outstanding at September 30, 2011 and 2010 were fully vested and exercisable. No options were outstanding at September 30, 2012. No options were granted in 2012, 2011 and 2010. The Company received $99,550, $164,285 and $153,180 from the exercise of options in 2012, 2011 and 2010, respectively.

Other Stock Plans	12 Months Ended
Sep. 30, 2012
Other Stock Plans [Abstract]
Other Stock Plans

8. OTHER STOCK PLANS

Dividend Reinvestment and Stock Purchase Plan

The Company offers a Dividend Reinvestment and Stock Purchase Plan ("DRIP") to shareholders of record for the reinvestment of dividends and the purchase of additional investments of up to $40,000 per year in shares of common stock of the Company. Under the DRIP plan, the Company issued 25,077, 48,316 and 45,238 shares in 2012, 2011 and 2010, respectively, after adjusting for the stock split. As of September 30, 2012, the Company had 391,720 shares of stock available for issuance under the DRIP Plan.

Restricted Stock Plan

The Board of Directors of the Company implemented the Restricted Stock Plan for Outside Directors ("Restricted Stock Plan") effective January 27, 1997. Under the Plan, a minimum of 40% of the monthly retainer fee paid to each non-employee director of Resources is paid in shares of common stock ("Restricted Stock").

The directors received a total of 8,168 shares of Restricted Stock in fiscal 2012, representing $97,133 in compensation and $52,285 in dividends. In fiscal 2011, the directors received 8,953 shares of Restricted Stock, representing $94,350 in compensation and $51,297 in dividends. The directors also received 8,390 shares of Restricted Stock in fiscal 2010, representing $83,617 in compensation and $44,187 in dividends reinvested. As of September 30, 2012, the Company had 95,096 shares available for issuance under the Restricted Stock Plan after the addition of 100,000 shares to the plan.

Stock Bonus Plan

Under the Stock Bonus Plan, executive officers are encouraged to own a position in the Company's common stock of at least 50% of the value of their annual salary. To promote this policy, the Plan provides that all officers with stock ownership positions below 50% of the value of their annual salaries must, unless approved by the Committee, receive no less than 50% of any performance bonus in the form of Company common stock. Shares from the Stock Bonus Plan may also be issued to certain employees and management personnel in recognition of their performance and service. Under the Stock Bonus Plan, the Company issued 1,640, 1,549 and 1,422 shares valued at $30,763, $24,160 and $22,005, respectively, in 2012, 2011 and 2010. As of September 30, 2012 the Company had 19,025 shares of stock available for issuance under the Stock Bonus Plan. The unissued shares in the Stock Bonus Plan were not subject to the 2011 stock split.

Commitments And Contingencies	12 Months Ended
Sep. 30, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

9. COMMITMENTS AND CONTINGENCIES

Roanoke Gas currently holds the only franchises and/or certificates of public convenience and necessity to distribute natural gas in its service area. These franchises are effective through January 1, 2016. Certificates of public convenience and necessity in Virginia are exclusive and are intended for perpetual duration.

Long-Term Contracts

Due to the nature of the natural gas distribution business, the Company has entered into agreements with both suppliers and pipelines to contract for natural gas commodity purchases, storage capacity and pipeline delivery capacity.

The Company obtains most of its regulated natural gas supply through an asset management contract between Roanoke Gas and the asset manager. The Company utilizes an asset manager to optimize the use of its transportation, storage rights, and gas supply inventories which helps to ensure a secure and reliable source of natural gas. Under the asset management contract, the Company has designated the asset manager as agent for their storage capacity and all gas balances in storage. The asset manager provides agency service and manages the utilization of storage assets and the corresponding withdrawals from and injections into storage. The Company retains ownership of gas in storage. Under provisions of this contract, which extends through October 2013, the Company is obligated to purchase its winter storage requirements during the spring and summer injection periods at market price. The table below details the volumetric obligations as of September 30, 2012 for the remainder of the contract period.

Natural Gas Contracts
Years	(In Decatherms)

2012 - 2013	2,225,059
2013 - 2014	317,864

Total	2,542,923

The Company also has contracts for pipeline and storage capacity which extend for various periods. These capacity costs and related fees are valued at tariff rates in place as of September 30, 2012. These rates may increase or decrease in the future based upon rate filings and rate orders granting a rate change to the pipeline or storage operator. Roanoke Gas is currently served directly by two primary pipelines. These two pipelines deliver all the natural gas supplied to the Company's customers. Depending upon weather conditions and the level of customer demand, failure of either of these transmission pipelines could have a major adverse impact on the Company. The Company expended approximately $26,794,000, $39,951,000 and $43,384,000 under the asset management, pipeline and storage contracts for Roanoke Gas in fiscal years 2012, 2011 and 2010, respectively. The table below details the pipeline and storage capacity obligations as of September 30, 2012 for the remainder of the contract period.

Pipeline
and Storage
Year	Capacity

2012 - 2013	$11,439,832
2013 - 2014	10,400,771
2014 - 2015	4,788,917
2015 - 2016	2,982,140
2016 - 2017	2,880,105
Thereafter	3,984,337

Total	36,476,102

Other Contracts

The Company maintains other agreements in the ordinary course of business covering various lease, maintenance, equipment and service contracts. These agreements currently extend through September 2018 and are not material to the Company.

Legal

The Company is a defendant in two civil lawsuits associated with a November 2009 explosion and fire at a West Virginia residence, allegedly due to propane ignition. This residence was served by a propane tank installed prior to the 2004 sale of Highland Propane assets (the Company's former subsidiary) to Inergy Propane, LLC ("Inergy"). Inergy retained the name Highland Propane and assumed ownership for all propane tanks including the tank located at the residence identified in the suits.

The Company believes that any liability that might arise from these suits is adequately covered by the Company's insurance. The Company has not recorded a liability for either lawsuit. A trial date is tentatively scheduled for late 2014.

The Company is not known to be a party to any other pending legal proceedings.

Environmental Matters

Both Roanoke Gas Company and a previously owned gas subsidiary operated manufactured gas plants (MGPs) as a source of fuel for lighting and heating until the early 1950's. A by-product of operating MPGs was coal tar, and the potential exists for on-site tar waste contaminants at the former plant sites. While the company does not currently recognize any commitments or contingencies related to environmental costs at either site, should the company ever be required to remediate either site, it will pursue all prudent and reasonable means to recover any related costs, including the use of insurance claims and regulatory approval for rate case recognition of expenses associated with any work required.

Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

The following table summarizes the Company's financial assets and liabilities that are measured at fair value on a recurring basis and the fair value measurements by level within the fair value hierarchy as defined in Note 1 as of September 30, 2012 and 2011, respectively:

		Fair Value Measurements - September 30, 2012

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Fair Value	Level 1	Level 2	Level 3

Liabilities:
Natural gas purchases	$1,065,243	$-	$1,065,243	$-
Interest rate swaps	2,916,718	-	2,916,718	-

Total	$3,981,961	$-	$3,981,961	$-

		Fair Value Measurements - September 30, 2011

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Fair Value	Level 1	Level 2	Level 3

Liabilities:
Natural gas purchases	$1,000,121	$-	$1,000,121	$-
Interest rate swaps	3,312,176	-	3,312,176	-

Total	$4,312,297	$-	$4,312,297	$-

Under the asset management contract, a timing difference can exist between the payment for natural gas purchases and the actual receipt of such purchases. Payments are made based on a predetermined monthly volume with the price based on the weighted average first of the month index prices corresponding to the month of the scheduled payment. At September 30, 2012 and 2011, the Company had recorded in accounts payable the estimated fair value of the liability determined on the corresponding first of month index prices for which the liability was expected to be settled.

The fair value of the interest rate swaps, included in the line item "Fair value of marked-to-market transactions", is determined by using the counterparty's proprietary models and certain assumptions regarding past, present and future market conditions.

The Company's nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis consist of its asset retirement obligations. The asset retirement obligations are measured at fair value at initial recognition based on expected future cash flows to settle the obligation.

The carrying value of cash and cash equivalents, accounts receivable, accounts payable (with the exception of the timing difference under the asset management contract), customer credit balances and customer deposits is a reasonable estimate of fair value due to the short-term nature of these financial instruments. The following table summarizes the fair value of the Company's financial assets and liabilities that are not adjusted to fair value in the financial statements as of September 30, 2012 and 2011.

		Fair Value Measurements - September 30, 2012

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
	Carrying	Active Markets	Inputs	Inputs
	Amount	Level 1	Level 2	Level 3

Assets:
Notes Receivable	$1,142,770	$-	$-	$1,152,896

Total	$1,142,770	$-	$-	$1,152,896

Liabilities:
Note payable	$15,000,000	$-	$-	$14,976,818
Long-term debt	13,000,000	-	-	14,310,450

Total	$28,000,000	$-	$-	$29,287,268

		Fair Value Measurements - September 30, 2011

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
	Carrying	Active Markets	Inputs	Inputs
	Amount	Level 1	Level 2	Level 3

Assets:
Notes Receivable	$1,420,540	$-	$-	$1,403,286

Total	$1,420,540	$-	$-	$1,403,286

Liabilities:
Note payable	$-	$-	$-	$-
Long-term debt	28,000,000	-	-	29,539,742

Total	$28,000,000	$-	$-	$29,539,742

Notes receivable are composed of $1,142,770 in current assets at September 30, 2012 and $277,770 in current assets and $1,142,770 in other assets at September 30, 2011. Long-term debt at September 30, 2011 includes current maturities of long-term debt of $15,000,000.

The fair value of the notes receivable are estimated by discounting future cash flows based on a range of rates for similar investments adjusted for management's expectation of credit and other risks. The fair value of the note payable is estimated by using the interest rate under the Company's line-of-credit agreement which renewed at the same time as the term note. Both the line-of-credit and term note have a term of one year. The fair value of long-term debt is estimated by discounting the future cash flows of the fixed rate debt at rates extrapolated based on current market conditions. The variable rate long-term debt and note payable have interest rate swaps that effectively convert such debt to a fixed rate. The values of the swap agreements are included in the first table above.

FASB ASC 825 – Financial Instruments requires disclosures regarding concentrations of credit risk from financial instruments. Cash equivalents are investments in high-grade, short-term securities (original maturity less than three months), placed with financially sound institutions. Accounts receivable are from a diverse group of customers including individuals and small and large companies in various industries. At September 30, 2012 and 2011, no single customer accounted for more than 5% of the total accounts receivable balance. The Company maintains certain credit standards with its customers and requires a customer deposit if such evaluation warrants.

Quarterly Financial Information	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

11. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

Quarterly financial data for the years ended September 30, 2012 and 2011 is summarized as follows:

	First	Second	Third	Fourth
2012	Quarter	Quarter	Quarter	Quarter
Operating revenues	$18,499,176	$21,290,227	$9,679,742	$9,330,542
Gross margin	$8,129,627	$9,118,522	$4,975,378	$4,709,570
Operating income	$3,408,945	$4,455,171	$530,491	$391,928
Net income (loss)	$1,834,912	$2,483,307	$52,298	$(73,772)
Earnings per share of
common stock:
Basic	$0.40	$0.54	$0.01	$(0.02)
Diluted	$0.40	$0.53	$0.01	$(0.02)

	First	Second	Third	Fourth
2011	Quarter	Quarter	Quarter	Quarter
Operating revenues	$22,547,759	$27,072,569	$11,107,485	$10,071,058
Gross margin	$8,229,564	$9,201,366	$5,064,987	$4,773,649
Operating income	$3,618,740	$4,506,020	$734,930	$453,356
Net income (loss)	$1,969,364	$2,519,814	$184,617	$(20,322)
Earnings per share of
common stock:
Basic	$0.43	$0.55	$0.04	$-
Diluted	$0.43	$0.55	$0.04	$-

Subsequent Events	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

12. SUBSEQUENT EVENTS

On October 29, 2012, the Board of Directors of RGC Resources declared a special one-time dividend of $1.00 per share on the Company's outstanding common stock payable on December 17, 2012 to shareholders of record on November 30, 2012.

The Company has evaluated subsequent events through the date the financial statements were issued. There were no items not otherwise disclosed which would have materially impacted the Company's consolidated financial statements.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Principles Of Consolidation

Principles of Consolidation—RGC Resources, Inc. is an energy services company engaged in the sale and distribution of natural gas. The consolidated financial statements include the accounts of RGC Resources, Inc. and its wholly owned subsidiaries ("Resources" or the "Company"); Roanoke Gas Company ("Roanoke Gas"); Diversified Energy Company; and RGC Ventures of Virginia, Inc., operating as Application Resources and The Utility Consultants. Roanoke Gas is a natural gas utility, which distributes and sells natural gas to approximately 57,900 residential, commercial and industrial customers within its service areas in Roanoke, Virginia and the surrounding localities. The Company's business is seasonal in nature and weather dependent as a majority of natural gas sales are for space heating during the winter season. Roanoke Gas is regulated by the Virginia State Corporation Commission ("SCC" or "Virginia Commission"). Application Resources provides information system services to software providers in the utility industry. The Utility Consultants provides regulatory consulting services to other utilities. Diversified Energy Company is currently inactive.

The Company follows accounting and reporting standards set by the Financial Accounting Standards Board ("FASB") and the Securities and Exchange Commission ("SEC").

Resources has only one reportable segment as defined under FASB ASC No. 280 – Segment Reporting. All intercompany transactions have been eliminated in consolidation.

Rate Regulated Basis Of Accounting

Rate Regulated Basis of Accounting—The Company's regulated operations follow the accounting and reporting requirements of FASB ASC No. 980, Regulated Operations. The economic effects of regulation can result in a regulated company deferring costs that have been or are expected to be recovered from customers in a period different from the period in which the costs would be charged to expense by an unregulated enterprise. When this situation occurs, costs are deferred as assets in the consolidated balance sheet (regulatory assets) and recorded as expenses when such amounts are reflected in rates. Additionally, regulators can impose liabilities upon a regulated company for amounts previously collected from customers and for current collection in rates of costs that are expected to be incurred in the future (regulatory liabilities). In the event the provisions of FASB ASC No. 980 no longer apply to any or all regulatory assets or liabilities, the Company would write off such amounts and include them in the consolidated statement of income and comprehensive income in the period for which FASB ASC No. 980 no longer applied.

Regulatory assets and liabilities included in the Company's consolidated balance sheets as of September 30, 2012 and 2011 are as follows:

	September 30
	2012	2011

Regulatory Assets:
Current Assets:
Under-recovery of gas costs	$687,194	$-
Other:
Accrued pension and postretirement medical	706,470	661,376

Utility Property:
In service:
Other	11,945	11,945

Other Assets:
Regulatory assets:
Premium on early retirement of debt	96,193	126,570
Accrued pension and postretirement medical	8,433,855	7,421,159
Other	12,000	-

Total regulatory assets	$9,947,657	$8,221,050

Regulatory Liabilities:
Current Liabilities:
Over-recovery of gas costs	$-	$355,476

Deferred Credits and Other Liabilities:
Asset retirement obligations	4,251,295	3,863,933
Regulatory cost of retirement obligations	7,828,157	7,596,678

Total regulatory liabilities	$12,079,452	$11,816,087

As of September 30, 2012, the Company had regulatory assets in the amount of $9,140,325 on which the Company did not earn a return during the recovery period. These assets pertain to the net funded position of the Company's benefit plans related to its regulated operations. As such, the amortization period is not specifically defined.

Utility Plant And Depreciation

Utility Plant and Depreciation—Utility plant is stated at original cost. The cost of additions to utility plant includes direct charges and overhead. The cost of depreciable property retired is charged to accumulated depreciation. The cost of asset removals, less salvage, is charged to "regulatory cost of retirement obligations" or "asset retirement obligations" as explained under Asset Retirement Obligations below. Maintenance, repairs, and minor renewals and betterments of property are charged to operations and maintenance.

Provisions for depreciation are computed principally at composite straight-line rates as determined by depreciation studies required to be performed on the regulated utility assets of Roanoke Gas Company every five years. The Company completed its most recent depreciation study in July 2009. The composite weighted-average depreciation rate under the current depreciation study was 3.34%, 3.34% and 3.32% for the fiscal years ended September 30, 2012, 2011 and 2010, respectively.

The composite rates are comprised of two components, one based on average service life and one based on cost of retirement. As a result, the Company accrues the estimated cost of retirement of long-lived assets through depreciation expense. Retirement costs are not a legal obligation but rather the result of cost-based regulation and are accounted for under the provisions of FASB ASC No. 980. Such amounts are classified as a regulatory liability.

The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These reviews have not identified any impairments which would cause a material effect on the results of operations or financial condition.

Asset Retirement Obligations

Asset Retirement Obligations – FASB ASC No. 410, Asset Retirement and Environmental Obligations, requires entities to record the fair value of a liability for an asset retirement obligation when there exists a legal obligation for the retirement of the asset. When the liability is initially recorded, the entity capitalizes the cost, thereby increasing the carrying amount of the underlying asset. In subsequent periods, the liability is accreted, and the capitalized cost is depreciated over the useful life of the underlying asset. The Company has recorded asset retirement obligations for its future legal obligations related to purging and capping its distribution mains and services upon retirement, although the timing of such retirements is uncertain.

The Company's composite depreciation rates include a component to provide for the cost of retirement of assets. As a result, the Company accrues the estimated cost of retirement of its utility plant through depreciation expense and creates a corresponding regulatory liability. The costs of retirement considered in the development of the depreciation component include those costs associated with the legal liability. Therefore, the asset retirement obligation is reclassified from the regulatory cost of retirement obligation. If the legal obligations were to exceed the regulatory liability provided for in the depreciation rates, the Company would establish a regulatory asset for such difference with the anticipation of future recovery through rates charged to customers. The Company increased its asset retirement obligation to reflect changes in the estimated cash flows for asset retirements.

The following is a summary of the asset retirement obligation:

	Years Ended September 30
	2012	2011

Balance, beginning of year	$3,863,933	$3,073,782
Liabilities incurred	63,965	45,100
Liabilities settled	(213,581)	(121,854)
Accretion	221,048	179,472
Revisions to estimated cash flows	315,930	687,433

Balance, end of year	$4,251,295	$3,863,933

Cash, Cash Equivalents And Short-Term Investments

Cash, Cash Equivalents and Short-Term Investments—From time to time, the Company will have balances on deposit at banks in excess of the amount insured by the Federal Deposit Insurance Corporation ("FDIC"). The Company has not experienced any losses on these accounts and does not consider these amounts to be at credit risk. As of September 30, 2012, the Company did not have any bank deposits in excess of the FDIC insurance limits. For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Customer Receivables And Allowance For Doubtful Accounts

Customer Receivables and Allowance for Doubtful Accounts – Accounts receivable include amounts billed to customers for natural gas sales and related services and gas sales occurring subsequent to normal billing cycles but before the end of the period. The Company provides an estimate for losses on these receivables by utilizing historical information, current account balances, account aging and current economic conditions. Customer accounts are charged off annually when deemed uncollectible or when turned over to a collection agency for action.

A reconciliation of changes in the allowance for doubtful accounts is as follows:

	Years Ended September 30
	2012	2011	2010

Balance, beginning of year	$66,058	$65,275	$50,687
Additions charged to bad debt expense	11,588	67,317	140,178
Recoveries of accounts written off	134,331	190,995	194,395
Accounts written off	(146,758)	(257,529)	(319,985)

Balance, end of year	$65,219	$66,058	$65,275

Financing Receivables

Financing Receivables – Financing receivables represent a contractual right to receive money either on demand or on fixed or determinable dates and are recognized as assets on the entity's balance sheet. The Company has two primary types of financing receivables: trade accounts receivable, resulting from the sale of natural gas and other services to its customers, and notes receivable. Trade accounts receivable are short-term in nature and a provision for uncollectible balances is included in the financial statements. The Company's notes receivable represents the balance on a five-year note with a fifteen year amortization for partial payment on the sale of the Bluefield, Virginia natural gas distribution assets to ANGD, LLC in October 2007 and a 24-month note from a customer related to the payment for relocating a portion of a natural gas distribution main. Both notes are performing assets with all payments current. Management evaluates the status of the notes each reporting period to make an assessment on the collectability of the balance. In its most recent evaluation, management concluded that the notes continued to be fully collectible and no loss reserve was required. Either note would be considered past due if either the interest or principal installment were outstanding for more than 30 days after their contractual due date. On October 30, 2012, the Company and ANGD executed an agreement to extend the maturity date of the $952,000 note for an additional year under the same terms as the expiring note with a new maturity date of November 1, 2013.

Inventories

Inventories—Inventories, consisting of natural gas in storage and materials and supplies, are recorded at average cost. Injections into storage are priced at the purchase cost at the time of injection and withdrawals from storage are priced at the weighted average price in storage. Materials and supplies are removed from inventory at average cost.

Unbilled Revenues

Unbilled Revenues—The Company bills its natural gas customers on a monthly cycle basis; however, the billing cycle period for most customers does not coincide with the accounting periods used for financial reporting. As the Company recognizes revenue when gas is delivered, an accrual is made to estimate revenues for natural gas delivered to customers but not billed during the accounting period. The amounts of unbilled revenue receivable included in accounts receivable on the consolidated balance sheets at September 30, 2012 and 2011 were $951,301 and $1,088,611, respectively.

Income Taxes

Income Taxes—Income taxes are accounted for using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the years in which those temporary differences are expected to be recovered or settled. A valuation allowance against deferred tax assets is provided if it is more likely than not the deferred tax asset will not be realized. The Company and its subsidiaries file state and federal consolidated income tax returns.

Debt Expenses	Debt Expenses—Debt issuance expenses are amortized over the lives of the debt instruments.
Over/Under-Recovery Of Natural Gas Costs

Over/Under-Recovery of Natural Gas Costs—Pursuant to the provisions of the Company's Purchased Gas Adjustment ("PGA") clause, the SCC provides the Company with a method of passing along to its customers increases or decreases in natural gas costs incurred by its regulated operations, including gains and losses on natural gas derivative hedging instruments. On a quarterly basis, the Company files a PGA rate adjustment request with the SCC to adjust the gas cost component of its rates up or down depending on projected price and activity. Once administrative approval is received, the Company adjusts the gas cost component of its rates to reflect the approved amount. As actual costs will differ from the projections used in establishing the PGA rate, the Company may either over-recover or under-recover its actual gas costs during the period. Any difference between actual costs incurred and costs recovered through the application of the PGA is recorded as a regulatory asset or liability. At the end of the deferral period, the balance of the net deferred charge or credit is amortized over an ensuing 12-month period as amounts are reflected in customer billings.

Fair Value

Fair Value – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines fair value based on the following fair value hierarchy which prioritizes each input to the valuation methods into one of the following three broad levels:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

  Level 2 – Inputs other than quoted prices in Level 1 that are either for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

  Level 3 – Unobservable inputs for the asset or liability where there is little, if any, market activity which require the Company to develop its own assumptions.

The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets (Level 1) and the lowest priority to unobservable inputs (Level 3). All fair value disclosures are categorized within one of the three categories in the hierarchy. See fair value disclosures below and in Notes 6 and 10.

Use Of Estimates

Use of Estimates—The preparation of financial statements in conformity with Generally Accepted Accounting Principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Excise And Sales Taxes

Excise and Sales Taxes – Certain excise and sales taxes imposed by the state and local governments in the Company's service territory are collected by the Company from its customers. These taxes are accounted for on a net basis and therefore are not included as revenues in the Company's Consolidated Statements of Income.

Earnings Per Share

Earnings Per Share—Basic earnings per share and diluted earnings per share are calculated by dividing net income by the weighted average common shares outstanding during the period and the weighted average common shares outstanding during the period plus dilutive potential common shares, respectively. Dilutive potential common shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options are used to repurchase common stock at market value. The amount of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities. A reconciliation of basic and diluted earnings per share is presented below:

	Years Ended September 30
	2012	2011	2010
Net Income	$4,296,745	$4,653,473	$4,445,436
Weighted average common shares	4,647,439	4,592,713	4,514,262
Effect of dilutive securities:
Options to purchase common stock	3,510	8,079	13,898
Diluted average common shares	4,650,949	4,600,792	4,528,160
Earnings Per Share of Common Stock:
Basic	$0.92	$1.01	$0.98
Diluted	$0.92	$1.01	$0.98

Business And Credit Concentrations

Business and Credit Concentrations—The primary business of the Company is the distribution of natural gas to residential, commercial and industrial customers in its service territories.

No regulated sales to individual customers accounted for more than 5% of total revenue in any period or amounted to more than 5% of total accounts receivable.

Roanoke Gas currently holds the only franchises and/or certificates of public convenience and necessity to distribute natural gas in its service area. These franchises are effective through January 1, 2016. Certificates of public convenience and necessity in Virginia are exclusive and are intended for perpetual duration.

Roanoke Gas is served directly by two primary pipelines. These two pipelines provide 100% of the natural gas supplied to the Company's customers. Depending upon weather conditions and the level of customer demand, failure of one or both of these transmission pipelines could have a major adverse impact on the Company.

Derivative And Hedging Activities

Derivative and Hedging Activities—FASB ASC No. 815, Derivatives and Hedging, requires the recognition of all derivative instruments as assets or liabilities in the Company's balance sheet and measurement of those instruments at fair value.

The Company's hedging and derivatives policy allows management to enter into derivatives for the purpose of managing commodity and financial market risks of its business operations. The Company's hedging and derivatives policy specifically prohibits the use of derivatives for speculative purposes. The key market risks that RGC Resources, Inc. hedges against include the price of natural gas and the cost of borrowed funds.

The Company periodically enters into collars, swaps and caps for the purpose of hedging the price of natural gas in order to provide price stability during the winter months. The fair value of these instruments is recorded in the balance sheet with the offsetting entry to either under-recovery of gas costs or over-recovery of gas costs. Net income and other comprehensive income are not affected by the change in market value as any cost incurred or benefit received from these instruments is recoverable or refunded through the PGA as the SCC allows for full recovery of prudent costs associated with natural gas purchases. At September 30, 2012 and 2011, the Company had no outstanding derivative instruments for the purchase of natural gas.

The Company also has two interest rate swaps associated with its variable rate notes. The first swap relates to a $15,000,000 note issued in November 2005. This swap essentially converts the floating rate note based upon LIBOR into fixed rate debt with a 5.74% effective interest rate. The second swap relates to the $5,000,000 variable rate note issued in October 2008. This swap converts the variable rate note based on LIBOR into a fixed rate debt with a 5.79% effective interest rate. Both swaps mature on December 1, 2015 and qualify as cash flow hedges with changes in fair value reported in other comprehensive income.

No derivative instruments were deemed to be ineffective for any period presented.

The table below reflects the fair values of the derivative instruments and their corresponding classification in the consolidated balance sheets under the current liabilities caption of "Fair value of marked-to-market transactions" as of September 30, 2012 and 2011:

Fair Value of Derivative Instruments

	September 30
	2012	2011
Derivatives designated as hedging instruments:

Interest rate swaps	$2,916,718	$3,312,176

Total derivatives designated as hedging instruments	$2,916,718	$3,312,176

See Note 10 for additional information on fair value.

Based on the interest rate environment as of September 30, 2012, approximately $930,000 of the fair value of the interest rate hedges will be reclassified from other comprehensive loss into interest expense on the income statement over the next 12 months. Changes in LIBOR rates during that period could significantly change the estimated amount to be reclassified to income as well as the fair value of the interest rate hedges.

Stock Split

Stock Split - On July 25, 2011, the Board of Directors of RGC Resources, Inc. declared a two-for-one stock split effected in the form of a 100% share dividend upon the issued and outstanding common stock. The stock dividend was payable on September 1, 2011 to shareholders of record on August 15, 2011. As the par value of the common stock remained at $5 per share, the Company reclassified $11,560,575 from "Capital in excess of par value" to "Common Stock" associated with the issuance of 2,312,115 shares. Corresponding prior year amounts, including share and per share data, have been restated retrospectively to reflect the 100% stock dividend.

Other Comprehensive Income (Loss)

Other Comprehensive Income(Loss)—A summary of other comprehensive income is provided below:

		Tax
	Before Tax	(Expense)	Net-of Tax
	Amount	or Benefit	Amount
Year Ended September 30, 2012:
Interest rate swaps:
Unrealized losses	$(543,826)	$206,437	$(337,389)
Transfer of realized losses to interest expense	939,285	(356,553)	582,732
Net interest rate SWAPs	395,459	(150,116)	245,343
Defined benefit plans:
Net loss arising during period	(508,666)	193,294	(315,372)
Amortization of actuarial losses	200,136	(76,052)	124,084
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(261,437)	99,347	(162,090)
Other comprehensive income	$134,022	$(50,769)	$83,253
Year Ended September 30, 2011:
Interest rate swaps:
Unrealized losses	$(723,525)	$274,652	$(448,873)
Transfer of realized losses to interest expense	947,894	(359,822)	588,072
Net interest rate SWAPs	224,369	(85,170)	139,199
Defined benefit plans:
Net loss arising during period	(689,785)	262,119	(427,666)
Amortization of actuarial losses	149,604	(56,850)	92,754
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(493,088)	187,374	(305,714)
Other comprehensive loss	$(268,719)	$102,204	$(166,515)
Year Ended September 30, 2010:
Interest rate swaps:
Unrealized losses	$(2,025,678)	$768,948	$(1,256,730)
Transfer of realized losses to interest expense	940,188	(356,896)	583,292
Net interest rate SWAPs	(1,085,490)	412,052	(673,438)
Defined benefit plans:
Net loss arising during period	(647,439)	246,031	(401,408)
Amortization of actuarial losses	102,478	(38,942)	63,536
Amortization of transition obligation	47,093	(17,900)	29,193
Net defined benefit plans	(497,868)	189,189	(308,679)
Other comprehensive loss	$(1,583,358)	$601,241	$(982,117)

Composition of Accumulated Other Comprehensive Income (Loss)

			Accumulated Other
	Interest Rate	Defined Benefit	Comprehensive
	Swaps	Plans	Income (Loss)
Balance 10/1/09	$(1,520,635)	$(1,364,071)	$(2,884,706)
Other comprehensive income (loss)	(673,438)	(308,679)	(982,117)

Balance 9/30/10	(2,194,073)	(1,672,750)	(3,866,823)
Other comprehensive income (loss)	139,199	(305,714)	(166,515)

Balance 9/30/11	(2,054,874)	(1,978,464)	(4,033,338)
Other comprehensive income (loss)	245,343	(162,090)	83,253

Balance 9/30/12	$(1,809,531)	$(2,140,554)	$(3,950,085)

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards - In July 2010, the FASB issued guidance under FASB ASC No. 310 – Receivables, to provide greater transparency about an entity's allowance for credit losses and the credit quality of its financing receivables on a disaggregated basis. The new requirements have been adopted and further discussion included in the Financing Receivables section above.

In May 2011, the FASB issued guidance under FASB ASC No. 820 – Fair Value Measurement, which serves to converge guidance between the FASB and the International Accounting Standards Board ("IASB") for fair value measurements and their related disclosures. This guidance provides for common requirements for measuring fair value and for disclosing information about fair value measurements including the consistency of the meaning of the term "fair value". This guidance provides clarification about the application of existing fair value measurement and disclosure requirements as well as changes in particular requirements for measuring fair value or for disclosing information about fair value measurements. The new requirements have been included in the disclosures contained in Note 10 below.

In June 2011, the FASB issued guidance under FASB ASC No. 220 – Comprehensive Income that defines the presentation of Comprehensive Income in the financial statements. According to the guidance, an entity may present a single continuous statement of comprehensive income or two separate statements – a statement of income and a statement of other comprehensive income that immediately follows the statement of income. In either presentation, the entity is required to present on the face of the financial statement the components of other comprehensive income including the reclassification adjustment for items that are reclassified from other comprehensive income to net income. In December 2011, the FASB issued additional guidance under FASB ASC No. 220 that deferred the effective date of earlier guidance with regard to the presentation of reclassifications of items out of accumulated other comprehensive income. All other provisions of the original guidance remain in effect. The new requirements have been included in the Consolidated Statements of Comprehensive Income presented in the Company's financial statements. Additional information is provided in the Other Comprehensive Income section above.

Recently Issued Accounting Standards

Recently Issued Accounting Standards – In December 2011, the FASB issued disclosure guidance under FASB ASC No. 210 – Balance Sheet that requires an entity to disclose information about offsetting and related arrangements that enable users of its financial statements to understand the effect of those arrangements on its financial position. Management is currently evaluating the requirements of this guidance but does not anticipate these changes to have a material impact on its financial position. The new requirements are effective on a retrospective basis for annual reporting periods, and interim periods within those annual periods, beginning on or after January 1, 2013.

Other accounting standards that have been issued or proposed by the FASB or other standard–setting bodies are not currently applicable to the Company or are not expected to have a significant impact on the Company's financial position, results of operations and cash flows.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Regulatory Assets And Liabilities

	September 30
	2012	2011

Regulatory Assets:
Current Assets:
Under-recovery of gas costs	$687,194	$-
Other:
Accrued pension and postretirement medical	706,470	661,376

Utility Property:
In service:
Other	11,945	11,945

Other Assets:
Regulatory assets:
Premium on early retirement of debt	96,193	126,570
Accrued pension and postretirement medical	8,433,855	7,421,159
Other	12,000	-

Total regulatory assets	$9,947,657	$8,221,050

Regulatory Liabilities:
Current Liabilities:
Over-recovery of gas costs	$-	$355,476

Deferred Credits and Other Liabilities:
Asset retirement obligations	4,251,295	3,863,933
Regulatory cost of retirement obligations	7,828,157	7,596,678

Total regulatory liabilities	$12,079,452	$11,816,087

Summary Of Asset Retirement Obligations

	Years Ended September 30
	2012	2011

Balance, beginning of year	$3,863,933	$3,073,782
Liabilities incurred	63,965	45,100
Liabilities settled	(213,581)	(121,854)
Accretion	221,048	179,472
Revisions to estimated cash flows	315,930	687,433

Balance, end of year	$4,251,295	$3,863,933

Reconciliation Of Changes In Allowance For Doubtful Accounts

	Years Ended September 30
	2012	2011	2010

Balance, beginning of year	$66,058	$65,275	$50,687
Additions charged to bad debt expense	11,588	67,317	140,178
Recoveries of accounts written off	134,331	190,995	194,395
Accounts written off	(146,758)	(257,529)	(319,985)

Balance, end of year	$65,219	$66,058	$65,275

Reconciliation Of Basic And Diluted Earnings Per Share

	Years Ended September 30
	2012	2011	2010
Net Income	$4,296,745	$4,653,473	$4,445,436
Weighted average common shares	4,647,439	4,592,713	4,514,262
Effect of dilutive securities:
Options to purchase common stock	3,510	8,079	13,898
Diluted average common shares	4,650,949	4,600,792	4,528,160
Earnings Per Share of Common Stock:
Basic	$0.92	$1.01	$0.98
Diluted	$0.92	$1.01	$0.98

Schedule Of Derivative Instruments At Fair Value

	September 30
	2012	2011
Derivatives designated as hedging instruments:

Interest rate swaps	$2,916,718	$3,312,176

Total derivatives designated as hedging instruments	$2,916,718	$3,312,176

Summary Of Other Comprehensive Loss And Financial Instrument Activity

		Tax
	Before Tax	(Expense)	Net-of Tax
	Amount	or Benefit	Amount
Year Ended September 30, 2012:
Interest rate swaps:
Unrealized losses	$(543,826)	$206,437	$(337,389)
Transfer of realized losses to interest expense	939,285	(356,553)	582,732
Net interest rate SWAPs	395,459	(150,116)	245,343
Defined benefit plans:
Net loss arising during period	(508,666)	193,294	(315,372)
Amortization of actuarial losses	200,136	(76,052)	124,084
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(261,437)	99,347	(162,090)
Other comprehensive income	$134,022	$(50,769)	$83,253
Year Ended September 30, 2011:
Interest rate swaps:
Unrealized losses	$(723,525)	$274,652	$(448,873)
Transfer of realized losses to interest expense	947,894	(359,822)	588,072
Net interest rate SWAPs	224,369	(85,170)	139,199
Defined benefit plans:
Net loss arising during period	(689,785)	262,119	(427,666)
Amortization of actuarial losses	149,604	(56,850)	92,754
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(493,088)	187,374	(305,714)
Other comprehensive loss	$(268,719)	$102,204	$(166,515)
Year Ended September 30, 2010:
Interest rate swaps:
Unrealized losses	$(2,025,678)	$768,948	$(1,256,730)
Transfer of realized losses to interest expense	940,188	(356,896)	583,292
Net interest rate SWAPs	(1,085,490)	412,052	(673,438)
Defined benefit plans:
Net loss arising during period	(647,439)	246,031	(401,408)
Amortization of actuarial losses	102,478	(38,942)	63,536
Amortization of transition obligation	47,093	(17,900)	29,193
Net defined benefit plans	(497,868)	189,189	(308,679)
Other comprehensive loss	$(1,583,358)	$601,241	$(982,117)

Schedule Of Components Of Accumulated Comprehensive Loss

Composition of Accumulated Other Comprehensive Income (Loss)

			Accumulated Other
	Interest Rate	Defined Benefit	Comprehensive
	Swaps	Plans	Income (Loss)
Balance 10/1/09	$(1,520,635)	$(1,364,071)	$(2,884,706)
Other comprehensive income (loss)	(673,438)	(308,679)	(982,117)

Balance 9/30/10	(2,194,073)	(1,672,750)	(3,866,823)
Other comprehensive income (loss)	139,199	(305,714)	(166,515)

Balance 9/30/11	(2,054,874)	(1,978,464)	(4,033,338)
Other comprehensive income (loss)	245,343	(162,090)	83,253

Balance 9/30/12	$(1,809,531)	$(2,140,554)	$(3,950,085)

Short-Term Debt (Tables)	12 Months Ended
Sep. 30, 2012
Short-Term Debt [Abstract]
Summary Of Available Limits Under Line-Of-Credit Agreement

Available
Effective	Line-of-Credit

September 30, 2012	$3,000,000
October 25, 2012	5,000,000
January 25, 2013	3,000,000
February 24, 2013	1,000,000

Summary Of Line-Of-Credit

		September 30
	2012	2011	2010

Line-of-credit at year-end	$3,000,000	$3,000,000	$3,000,000
Outstanding balance at year-end	-	-	-
Highest month-end balance outstanding	-	-	-
Average daily balance	-	-	-
Average rate of interest during year on	0.00%	0.00%	0.00%
outstanding balances
Interest rate at year-end	1.22%	1.24%	1.26%
Interest rate on unused line-of-credit	0.15%	0.15%	0.15%

Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2012
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	September 30
	2012	2011

Unsecured note payable, with variable interest rate based
on 30-day LIBOR plus 69 basis point spread, with
provision for retirement on March 31, 2012	$-	$15,000,000
Unsecured note payable, with variable interest rate based on three month LIBOR(0.35% at September 30, 2012) plus
125basis point spread, with provision for retirement on
December 1, 2015	5,000,000	5,000,000
Unsecured senior note payable, at 7.66%, with provision for
retirement of $1,600,000 each year beginning December 1,
2014 through December 1, 2018	8,000,000	8,000,000

Total long-term debt	13,000,000	28,000,000
Less current maturities	-	(15,000,000)

Total long-term debt	$13,000,000	$13,000,000

Summary Of Aggregate Maturities Of Long-Term Debt

Year Ending
September 30	Maturities

2013	$-
2014	-
2015	1,600,000
2016	6,600,000
2017	1,600,000
Thereafter	3,200,000

Total	$13,000,000

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Details Of Income Tax Expense (Benefit)

	Years Ended September 30
	2012	2011	2010
Current income taxes:
Federal	$(38,608)	$(178,190)	$543,852
State	232,270	263,898	228,008
Total current income taxes	193,662	85,708	771,860
Deferred income taxes:
Federal	2,269,921	2,586,877	1,746,425
State	184,405	189,224	202,871
Total deferred income taxes	2,454,326	2,776,101	1,949,296
Amortization of investment tax credits	(9,039)	(14,698)	(30,155)
Total income tax expense	$2,638,949	$2,847,111	$2,691,001

Reconciliation Of Income Tax Expense Based On Federal Statutory Rate

	Years Ended September 30
	2012	2011	2010

Income before income taxes	$6,935,694	$7,500,584	$7,136,437

Income tax expense computed at the federal
statutory rate	$2,358,136	$2,550,199	$2,426,389
State income taxes, net of federal income
tax benefit	275,005	299,061	284,380
Amortization of investment tax credits	(9,039)	(14,698)	(30,155)
Other, net	14,847	12,549	10,387

Total income tax expense	$2,638,949	$2,847,111	$2,691,001

Schedule Of Deferred Tax Assets And Liabilities

	September 30
	2012	2011

Deferred tax assets:
Allowance for uncollectibles	$24,757	$25,075
Accrued pension and postretirement medical benefits	2,698,204	2,487,668
Accrued vacation	232,516	222,233
Over-recovery of gas costs	-	134,939
Costs of gas held in storage	1,181,336	995,956
Deferred compensation	510,288	514,993
Interest rate swap	1,107,186	1,257,302
Other	279,981	191,919

Total gross deferred tax assets	6,034,268	5,830,085

Deferred tax liabilities:
Utility plant	14,925,657	12,707,133
Under recovery of gas costs	260,859	-
Accrued gas costs	374,321	179,244

Total gross deferred tax liabilities	15,560,837	12,886,377

Net deferred tax liability	$9,526,569	$7,056,292

Employee Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2012
Employee Benefit Plans [Abstract]
Schedule Of Changes In Benefit Obligations And Fair Value Of Plan Assets, Funded Status Of The Plan, And Amount Recognized In The Financial Statements

	Pension Plan		Postretirement Plan
	2012	2011	2012	2011
Accumulated benefit obligation	$18,993,062	$15,339,762	$13,707,308	$12,185,319
Change in benefit obligation:
Benefit obligation at beginning
of year	$19,167,918	$17,539,688	$12,185,319	$11,832,322
Service cost	521,701	479,236	195,777	194,842
Interest cost	953,197	908,873	592,359	579,976
Actuarial loss	3,445,737	727,167	1,128,635	32,342
Benefit payments, net of retiree
contributions	(518,102)	(487,046)	(394,781)	(454,163)
Benefit obligation at end of year	$23,570,451	$19,167,918	$13,707,309	$12,185,319
Change in fair value of plan assets:
Fair value of plan assets at
beginning of year	$12,992,723	$12,682,758	$7,033,605	$6,838,726
Actual return on plan assets, net of
taxes	2,488,760	(202,989)	1,184,304	(200,958)
Employer contributions	1,100,000	1,000,000	850,000	850,000
Benefit payments, net of retiree
contributions	(518,102)	(487,046)	(394,781)	(454,163)
Fair value of plan assets at
end of year	$16,063,381	$12,992,723	$8,673,128	$7,033,605

Funded status	$(7,507,070)	$(6,175,195)	$(5,034,181)	$(5,151,714)
Amounts recognized in the balance
sheets consist of:
Noncurrent liabilities	$(7,507,070)	$(6,175,195)	$(5,034,181)	$(5,151,714)
Amounts recognized in
accumulated other
comprehensive loss:
Transition obligation, net of tax	$-	$-	$22,303	$51,500
Net actuarial loss, net of tax	1,568,916	1,354,418	549,335	572,546
Total amounts included in other
comprehensive loss, net of tax	$1,568,916	$1,354,418	$571,638	$624,046
Amounts deferred to a regulatory
asset:
Transition obligation	$-	$-	$105,699	$247,498
Net actuarial loss	5,719,060	4,624,284	3,315,566	3,205,828
Amounts recognized as
regulatory assets	$5,719,060	$4,624,284	$3,421,265	$3,453,326

Schedule Of Actuarial Assumptions Used

	Pension Plan			Postretirement Plan
	2012	2011	2010	2012	2011	2010
Assumptions used to determine
benefit obligations:
Discount rate	4.06%	5.04%	5.25%	3.95%	4.96%	5.00%
Expected rate of compensation
increase	4.00%	4.00%	4.00%	N/A	N/A	N/A

Assumptions used to determine
benefit costs:
Discount rate	5.04%	5.25%	5.50%	4.96%	5.00%	5.50%
Expected long-term rate of return
on plan assets	7.25%	7.25%	7.25%	5.11%	5.09%	5.14%
Expected rate of compensation
increase	4.00%	4.00%	4.00%	N/A	N/A	N/A

Schedule Of Components Of Net Periodic Pension And Postretirement Benefit Cost

	Pension Plan			Postretirement Plan
	2012	2011	2010	2012	2011	2010

Service cost	$521,701	$479,236	$448,858	$195,777	$194,842	$159,784
Interest cost	953,197	908,873	853,643	592,359	579,976	513,437
Expected return on plan assets	(959,178)	(928,207)	(818,627)	(367,359)	(357,278)	(325,050)
Amortization of unrecognized
transition obligation	-	-	-	188,892	188,892	188,892
Recognized loss	475,414	327,173	275,112	239,387	201,151	68,535

Net periodic benefit cost	$991,134	$787,075	$758,986	$849,056	$807,583	$605,598

Summary Of Assumed Health Care Cost Trend Rates Used

	Pre 65			Post 65
	2012	2011	2010	2012	2011	2010

Health care cost trend rate
assumed for next year	9.00%	10.00%	9.00%	6.00%	7.00%	7.50%
Rate to which the cost trend
is assumed to decline (the
ultimate trend rate)	5.00%	5.00%	4.75%	5.00%	5.00%	4.75%
Year that the rate reaches
the ultimate trend rate	2016	2017	2017	2013	2013	2017

Effect Of A 1% Change In Health Care Cost Trend Rate Assumptions

	1%Increase	1%Decrease

Effect on total service and interest cost components	$141,000	$(112,000)
Effect on accumulated postretirement benefit obligation	2,223,000	(1,800,000)

Schedule Of Target And Actual Asset Allocation

				Postretirement
	Pension Plan			Plan
	Target	2012	2011	Target	2012	2011
Asset category:
Equity securities	60%	59%	57%	50%	60%	55%
Debt securities	40%	38%	42%	50%	39%	43%
Cash	0%	3%	1%	0%	1%	1%
Other	0%	0%	0%	0%	0%	1%

Summary Of Fair Value Classifications Of Benefit Plan Assets

	Defined Benefit Pension Plan
	Fair Value Measurements - September 30, 2012
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$522,626	$522,626	$-	$-
Common and Collective Trust	2,040,204	-	2,040,204	-
Mutual Funds
Bonds
Domestic Fixed Income	3,349,538	-	3,349,538	-
Foreign Fixed Income	631,442	-	631,442	-
Equities
Domestic Large Cap Growth	3,101,385	-	3,101,385	-
Domestic Large Cap Value	3,114,649	-	3,114,649	-
Domestic Small/Mid Cap Core	1,414,211	-	1,414,211	-
Foreign Large Cap Growth	661,895	-	661,895	-
Foreign Large Cap Core	1,227,431	-	1,227,431	-

Total	$16,063,381	$522,626	$15,540,755	$-

	Defined Benefit Pension Plan
	Fair Value Measurements - September 30, 2011
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$102,083	$102,083	$-	$-
Common and Collective Trust	1,835,951	-	1,835,951	-
Mutual Funds
Bonds
Domestic Fixed Income	3,040,066	-	3,040,066	-
Foreign Fixed Income	600,539	-	600,539	-
Equities
Domestic Large Cap Growth	2,372,860	-	2,372,860	-
Domestic Large Cap Value	2,321,689	-	2,321,689	-
Domestic Small/Mid Cap Growth	539,157	-	539,157	-
Domestic Small/Mid Cap Value	531,269	-	531,269	-
Foreign Large Cap Growth	585,333	-	585,333	-
Foreign Large Cap Core	1,063,776	-	1,063,776	-

Total	$12,992,723	$102,083	$12,890,640	$-

	Postretirement Benefit Plan
	Fair Value Measurements - September 30, 2012
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$63,991	$63,991	$-	$-
Mutual Funds
Bonds
Domestic Fixed Income	3,121,786	-	3,121,786	-
Foreign Fixed Income	226,562	-	226,562	-
Equities
Domestic Large Cap Growth	1,597,675	-	1,597,675	-
Domestic Large Cap Value	1,719,786	-	1,719,786	-
Domestic Small/Mid Cap Growth	367,369	-	367,369	-
Domestic Small/Mid Cap Value	381,378	-	381,378	-
Domestic Small/Mid Cap Core	35,450	-	35,450	-
Foreign Large Cap Growth	381,020	-	381,020	-
Foreign Large Cap Core	727,867	-	727,867	-
Other	50,244	-	50,244	-

Total	$8,673,128	$63,991	$8,609,137	$-

	Postretirement Benefit Plan
	Fair Value Measurements - September 30, 2011
	Fair Value	Level 1	Level 2	Level 3

Asset Class:
Cash	$44,677	$44,677	$-	$-
Mutual Funds
Bonds
Domestic Fixed Income	2,784,988	-	2,784,988	-
Foreign Fixed Income	293,241	-	293,241	-
Equities
Domestic Large Cap Growth	1,190,961	-	1,190,961	-
Domestic Large Cap Value	1,187,829	-	1,187,829	-
Domestic Small/Mid Cap Growth	262,114	-	262,114	-
Domestic Small/Mid Cap Value	259,311	-	259,311	-
Domestic Small/Mid Cap Core	21,664	-	21,664	-
Foreign Large Cap Growth	323,245	-	323,245	-
Foreign Large Cap Core	606,142	-	606,142	-
Other	59,433	-	59,433	-

Total	$7,033,605	$44,677	$6,988,928	$-

Schedule Of Expected Future Benefit Payments

Fiscal year ending	Pension	Postretirement
September 30	Plan	Plan

2013	$537,420	$476,597
2014	531,601	495,095
2015	555,678	522,761
2016	587,900	551,917
2017	639,258	565,950
2018-2022	4,430,570	3,148,257

Common Stock Options (Tables)	12 Months Ended
Sep. 30, 2012
Common Stock Options [Abstract]
Schedule Of Aggregate Share Option Activity

		Weighted-
		Average	Option
	Number	Exercise	Price
	of Shares	Price	Per Share

Options outstanding, September 30, 2009	44,000	$9.478	$9.050-$9.680
Options exercised	(16,000)	$9.574
Options expired	-

Options outstanding, September 30, 2010	28,000	$9.423	$9.050-$9.680
Options exercised	(17,000)	$9.664
Options expired	-

Options outstanding, September 30, 2011	11,000	$9.050	$9.050
Options exercised	(11,000)	$9.050
Options expired	-

Options outstanding, September 30, 2012	-	$0.000

Commitments And Contingencies (Tables)	12 Months Ended
Sep. 30, 2012
Volumetric Obligation [Member]
Schedule Of Financial and Volumetric Obligations

Natural Gas Contracts
Years	(In Decatherms)

2012 - 2013	2,225,059
2013 - 2014	317,864

Total	2,542,923

Financial Obligation [Member]
Schedule Of Financial and Volumetric Obligations

Pipeline
and Storage
Year	Capacity

2012 - 2013	$11,439,832
2013 - 2014	10,400,771
2014 - 2015	4,788,917
2015 - 2016	2,982,140
2016 - 2017	2,880,105
Thereafter	3,984,337

Total	36,476,102

Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Schedule Of Fair Value Of Financial Assets And Liabilities Measured On A Recurring Basis

		Fair Value Measurements - September 30, 2012

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Fair Value	Level 1	Level 2	Level 3

Liabilities:
Natural gas purchases	$1,065,243	$-	$1,065,243	$-
Interest rate swaps	2,916,718	-	2,916,718	-

Total	$3,981,961	$-	$3,981,961	$-

		Fair Value Measurements - September 30, 2011

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Fair Value	Level 1	Level 2	Level 3

Liabilities:
Natural gas purchases	$1,000,121	$-	$1,000,121	$-
Interest rate swaps	3,312,176	-	3,312,176	-

Total	$4,312,297	$-	$4,312,297	$-

Summary Of The Fair Value Of Financial Assets And Liabilities Not Adjusted To Fair Value

		Fair Value Measurements - September 30, 2012

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
	Carrying	Active Markets	Inputs	Inputs
	Amount	Level 1	Level 2	Level 3

Assets:
Notes Receivable	$1,142,770	$-	$-	$1,152,896

Total	$1,142,770	$-	$-	$1,152,896

Liabilities:
Note payable	$15,000,000	$-	$-	$14,976,818
Long-term debt	13,000,000	-	-	14,310,450

Total	$28,000,000	$-	$-	$29,287,268

		Fair Value Measurements - September 30, 2011

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
	Carrying	Active Markets	Inputs	Inputs
	Amount	Level 1	Level 2	Level 3

Assets:
Notes Receivable	$1,420,540	$-	$-	$1,403,286

Total	$1,420,540	$-	$-	$1,403,286

Liabilities:
Note payable	$-	$-	$-	$-
Long-term debt	28,000,000	-	-	29,539,742

Total	$28,000,000	$-	$-	$29,539,742

Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule Of Quarterly Financial Information

	First	Second	Third	Fourth
2012	Quarter	Quarter	Quarter	Quarter
Operating revenues	$18,499,176	$21,290,227	$9,679,742	$9,330,542
Gross margin	$8,129,627	$9,118,522	$4,975,378	$4,709,570
Operating income	$3,408,945	$4,455,171	$530,491	$391,928
Net income (loss)	$1,834,912	$2,483,307	$52,298	$(73,772)
Earnings per share of
common stock:
Basic	$0.40	$0.54	$0.01	$(0.02)
Diluted	$0.40	$0.53	$0.01	$(0.02)

	First	Second	Third	Fourth
2011	Quarter	Quarter	Quarter	Quarter
Operating revenues	$22,547,759	$27,072,569	$11,107,485	$10,071,058
Gross margin	$8,229,564	$9,201,366	$5,064,987	$4,773,649
Operating income	$3,618,740	$4,506,020	$734,930	$453,356
Net income (loss)	$1,969,364	$2,519,814	$184,617	$(20,322)
Earnings per share of
common stock:
Basic	$0.43	$0.55	$0.04	$-
Diluted	$0.43	$0.55	$0.04	$-

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 30, 2012	Sep. 30, 2012 customer item	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Line Items]
Number of customers		57,900
Remaining amount of regulatory assets that did not earn a return during the recovery period		$ 9,140,325
Composite weighted-average depreciation rate		3.34%	3.34%	3.32%
Term of customer note		24 months
Note receivable amount	952,000
Notes receivable maturity date	Nov 1, 2013
Unbilled revenue		951,301	1,088,611
Percentage of total revenue		5.00%
Maximum percentage of accounts receivable from a single customer		5.00%	5.00%
Franchise effective date		Jan 1, 2016
Number of pipelines		2
Percentage of natural gas provided by the two primary pipelines		100.00%
Fair value of interest rate hedges		930,000
Dividend declared date		Jul 25, 2011
Dividend payable date		Sep 1, 2011
Dividend recorded date		Aug 15, 2011
Common stock, par value		$ 5	$ 5
Amount reclassified from "Capital in excess of par value" to "Common Stock"			0
Amount reclassified from "Capital in excess of par value" to "Common Stock"			2,312,115
Interest Rate Swap [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of derivative instruments		2
Note Payable March 31, 2012 [Member]
Summary Of Significant Accounting Policies [Line Items]
Unsecured term note		15,000,000
Issuance date		Nov 28, 2005
Fixed rate related to interest rate swap		5.74%
Derivative maturity date		Dec 1, 2015
Note Payable December 1, 2015 [Member]
Summary Of Significant Accounting Policies [Line Items]
Unsecured term note		5,000,000
Issuance date		Oct 1, 2008
Fixed rate related to interest rate swap		5.79%
Derivative maturity date		Dec 1, 2015
Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Amount reclassified from "Capital in excess of par value" to "Common Stock"			$ 11,560,575

Summary Of Significant Accounting Policies (Schedule Of Regulatory Assets And Liabilities) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	$ 8,542,048	$ 7,547,729
Total regulatory assets	9,947,657	8,221,050
Total regulatory liabilities	12,079,452	11,816,087
Under-Recovery Of Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory assets	687,194
Accrued Pension And Postretirement Medical [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory assets	706,470	661,376
Noncurrent regulatory assets	8,433,855	7,421,159
Utility Property, In Service, Other [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	11,945	11,945
Premium On Early Retirement Of Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	96,193	126,570
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	12,000
Over-Recovery Of Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory liabilities		355,476
Asset Retirement Obligations [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory liabilities	4,251,295	3,863,933
Regulatory Cost Of Retirement Obligations [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory liabilities	$ 7,828,157	$ 7,596,678

Summary Of Significant Accounting Policies (Summary Of Asset Retirement Obligations) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Balance, beginning of year	$ 3,863,933	$ 3,073,782
Liabilities incurred	63,965	45,100
Liabilities settled	(213,581)	(121,854)
Accretion	221,048	179,472
Revisions to estimated cash flows	315,930	687,433
Balance, end of year	$ 4,251,295	$ 3,863,933

Summary Of Significant Accounting Policies (Reconciliation Of Changes In Allowance For Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Abstract]
Balance, beginning of year	$ 66,058	$ 65,275	$ 50,687
Additions charged to bad debt expense	11,588	67,317	140,178
Recoveries of accounts written off	134,331	190,995	194,395
Accounts written off	(146,758)	(257,529)	(319,985)
Balance, end of year	$ 65,219	$ 66,058	$ 65,275

Summary Of Significant Accounting Policies (Reconciliation Of Basic And Diluted Earnings Per Share) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Abstract]
Net income	$ (73,772)	$ 52,298	$ 2,483,307	$ 1,834,912	$ (20,322)	$ 184,617	$ 2,519,814	$ 1,969,364	$ 4,296,745	$ 4,653,473	$ 4,445,436
Weighted average common shares									4,647,439	4,592,713	4,514,262
Options to purchase common stock									3,510	8,079	13,898
Diluted									4,650,949	4,600,792	4,528,160
Basic	$ (0.02)	$ 0.01	$ 0.54	$ 0.4		$ 0.04	$ 0.55	$ 0.43	$ 0.92	$ 1.01	$ 0.98
Diluted	$ (0.02)	$ 0.01	$ 0.53	$ 0.4		$ 0.04	$ 0.55	$ 0.43	$ 0.92	$ 1.01	$ 0.98

Summary Of Significant Accounting Policies (Schedule Of Derivative Instruments At Fair Value) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Derivatives, Fair Value [Line Items]
Fair value of marked-to-market transactions	$ 2,916,718	$ 3,312,176
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value of marked-to-market transactions	2,916,718	3,312,176
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value of marked-to-market transactions	$ 2,916,718	$ 3,312,176

Summary Of Significant Accounting Policies (Summary Of Other Comprehensive Loss And Financial Instrument Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Abstract]
Unrealized losses, Before Tax Amount	$ (543,826)	$ (723,525)	$ (2,025,678)
Unrealized losses, Tax (Expense) or Benefit	206,437	274,652	768,948
Unrealized losses, Net-of Tax Amount	(337,389)	(448,873)	(1,256,730)
Transfer of realized losses to interest expense, Before Tax Amount	939,285	947,894	940,188
Transfer of realized losses to interest expense, Tax (Expense) or Benefit	(356,553)	(359,822)	(356,896)
Transfer of realized losses to interest expense, Net-of Tax Amount	582,732	588,072	583,292
Net interest rate SWAPs, Before Tax Amount	395,459	224,369	(1,085,490)
Net interest rate SWAPs, Tax (Expense) or Benefit	(150,116)	(85,170)	412,052
Net interest rate SWAPs, Net-of Tax Amount	245,343	139,199	(673,438)
Net loss arising during period, Before Tax Amount	(508,666)	(689,785)	(647,439)
Net loss arising during period, Tax (Expense) or Benefit	193,294	262,119	246,031
Net loss arising during period, Net-of-Tax Amount	(315,372)	(427,666)	(401,408)
Amortization of actuarial losses, Before Tax Amount	200,136	149,604	102,478
Amortization of actuarial losses, Tax (Expense) or Benefit	(76,052)	(56,850)	(38,942)
Amortization of actuarial losses, Net-of Tax Amount	124,084	92,754	63,536
Amortization of transition obligation, Before Tax Amount	47,093	47,093	47,093
Amortization of transition obligation, Tax (Expense) or Benefit	(17,895)	(17,895)	(17,900)
Amortization of transition obligation, Net-of Tax Amount	29,198	29,198	29,193
Net defined benefit plans, Before Tax Amount	(261,437)	(493,088)	(497,868)
Net defined benefit plans, Tax (Expense) or Benefit	99,347	187,374	189,189
Net defined benefit plans, Net-of Tax Amount	(162,090)	(305,714)	(308,679)
Other comprehensive income, Before Tax Amount	134,022	(268,719)	(1,583,358)
Other comprehensive income, Tax (Expense) or Benefit	(50,769)	102,204	601,241
Other comprehensive income, Net-of Tax Amount	$ 83,253	$ (166,515)	$ (982,117)

Summary Of Significant Accounting Policies (Schedule Of Components Of Accumulated Comprehensive Loss) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary Of Significant Accounting Policies [Abstract]
Interest Rate Swaps, Accumulated Other Comprehensive Income, Balance	$ (1,809,531)	$ (2,054,874)	$ (2,194,073)	$ (1,520,635)
Defined Benefit Plans, Accumulated Other Comprehensive Income, Balance	(2,140,554)	(1,978,464)	(1,672,750)	(1,364,071)
Accumulated Other Comprehensive Income, Balance	(3,950,085)	(4,033,338)	(3,866,823)	(2,884,706)
Interest Rate Swaps, Other comprehensive income	245,343	139,199	(673,438)
Defined Benefit Plans, Other comprehensive income	(162,090)	(305,714)	(308,679)
Other comprehensive income (loss)	$ 83,253	$ (166,515)	$ (982,117)

Regulatory Matters (Details) (USD $)	0 Months Ended
	May 02, 2012	Nov. 01, 2011 New Base Rates [Member]	Sep. 14, 2012 Expedited Rate Request [Member]
Rates And Regulatory Matters [Line Items]
Requested additional non-gas revenue		$ 1,100,000	$ 1,840,000
Non-gas revenues	$ 235,000

Short-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Expiration date	Mar 31, 2013
Unsecured term note	$ 15,000,000	$ 0
Note Payable November 2005 [Member]
Derivative maturity date	Nov 30, 2015
Note Payable March 31, 2012 [Member]
Unsecured term note	$ 15,000,000
Issuance date	Nov 28, 2005
Modification date	Oct 20, 2010
Maturity date	Mar 31, 2013
Basis point spread	0.69%
Execution date of interest rate swap	Nov 1, 2005
Derivative maturity date	Dec 1, 2015
Fixed rate related to interest rate swap	5.74%

Short-Term Debt (Summary Of Available Limits Under Line-Of-Credit Agreement) (Details) (USD $)	12 Months Ended
Sep. 30, 2012
September 30, 2012 [Member]
Short-term Debt [Line Items]
Effective	Sep 30, 2012
Available Line-of-Credit	$ 3,000,000
October 25, 2012 [Member]
Short-term Debt [Line Items]
Effective	Oct 25, 2012
Available Line-of-Credit	5,000,000
January 25, 2013 [Member]
Short-term Debt [Line Items]
Effective	Jan 25, 2013
Available Line-of-Credit	3,000,000
February 24, 2013 [Member]
Short-term Debt [Line Items]
Effective	Feb 24, 2013
Available Line-of-Credit	$ 1,000,000

Short-Term Debt (Summary Of Line-Of-Credit) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Short-Term Debt [Abstract]
Line-of-credit at year-end	$ 3,000,000	$ 3,000,000	$ 3,000,000
Average rate of interest during year on outstading balances	0.00%	0.00%	0.00%
Interest rate at year-end	1.22%	1.24%	1.26%
Interest rate on unused line-of-credit	0.15%	0.15%	0.15%

Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Debt Instrument [Line Items]
Retained earnings available for dividends	$ 14,905,000
Note Payable March 31, 2012 [Member]
Debt Instrument [Line Items]
Unsecured term note	15,000,000
Maturity date	Mar 31, 2013
Fixed rate related to interest rate swap	5.74%
Derivative maturity date	Dec 1, 2015
Note Payable December 1, 2015 [Member]
Debt Instrument [Line Items]
Unsecured term note	$ 5,000,000
Fixed rate related to interest rate swap	5.79%
Derivative maturity date	Dec 1, 2015

Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Debt Instrument [Line Items]
Total long-term debt	$ 13,000,000	$ 28,000,000
Current maturities of long-term debt	0	(15,000,000)
Total long-term debt	13,000,000	13,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	8,000,000	8,000,000
Maturity date	Dec 1, 2018
Stated percenatge rate	7.66%
Periodic provision for retirement	1,600,000
Retirement, first payment date	Dec 1, 2014
Note Payable March 31, 2012 [Member]
Debt Instrument [Line Items]
Variable interest rate addition	0.69%
Maturity date	Mar 31, 2013
Note Payable March 31, 2012 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt		15,000,000
Vaiable rate basis description	30-day LIBOR
Variable interest rate addition	0.69%
Maturity date	Mar 31, 2012
Note Payable December 1, 2015 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 5,000,000	$ 5,000,000
Vaiable rate basis description	three month LIBOR
LIBOR Rate	0.35%
Variable interest rate addition	1.25%
Maturity date	Dec 1, 2015

Long-Term Debt (Summary Of Aggregate Maturities Of Long-Term Debt) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Long-Term Debt [Abstract]
2015	$ 1,600,000
2016	6,600,000
2017	1,600,000
Thereafter	3,200,000
Total	$ 13,000,000	$ 28,000,000

Income Taxes (Narrative) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Federal income tax rate	34.00%	34.00%	34.00%

Income Taxes (Details Of Income Tax Expense (Benefit)) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Current income taxes, Federal	$ (38,608)	$ (178,190)	$ 543,852
Current income taxes, State	232,270	263,898	228,008
Total current income taxes	193,662	85,708	771,860
Deferred income taxes, Federal	2,269,921	2,586,877	1,746,425
Deferred income taxes, State	184,405	189,224	202,871
Total deferred income taxes	2,454,326	2,776,101	1,949,296
Amortization of investment tax credits	(9,039)	(14,698)	(30,155)
Total income tax expense	$ 2,638,949	$ 2,847,111	$ 2,691,001

Income Taxes (Reconciliation Of Income Tax Expense Based On Federal Statutory Rate) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Income before income taxes	$ 6,935,694	$ 7,500,584	$ 7,136,437
Income tax expense computed at the federal statutory rate	2,358,136	2,550,199	2,426,389
State income taxes, net of federal income tax benefit	275,005	299,061	284,380
Amortization of investment tax credits	(9,039)	(14,698)	(30,155)
Other, net	14,847	12,549	10,387
Total income tax expense	$ 2,638,949	$ 2,847,111	$ 2,691,001

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Abstract]
Allowance for uncollectibles	$ 24,757	$ 25,075
Accrued pension and postretirement medical benefits	2,698,204	2,487,668
Accrued vacation	232,516	222,233
Over-recovery of gas costs		134,939
Costs of gas held in storage	1,181,336	995,956
Deferred compensation	510,288	514,993
Interest rate swap	1,107,186	1,257,302
Other	279,981	191,919
Total gross deferred tax assets	6,034,268	5,830,085
Utility plant	14,925,657	12,707,133
Under recovery of gas costs	260,859
Accrued gas costs	374,321	179,244
Total gross deferred tax liabilities	15,560,837	12,886,377
Net deferred tax liability	$ 9,526,569	$ 7,056,292

Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Expected amount of accumulated other comprehensive loss recognized in net periodic benefit costs	$ 255,000
Expected amount of deferred regulatory assets to be recognized in net periodic benefit costs	706,000
Unrecognized transition obligation amortization period	20 years
Minimum employee contribution percent	1.00%
Maximum employee contribution percent	50.00%
Company's matching contribution	295,584	274,701	257,718
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Years until benefits are fully vested	5 years
Expected employer contributions in next fiscal year	1,100,000
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum service requirement for postretirement benefit vesting	10 years
Expected employer contributions in next fiscal year	$ 850,000
First Portion Match [Member] | After April 2010 [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers percentage match of employees match percentage	100.00%
Percentage of employee's gross pay that is matched by the employer	4.00%
First Portion Match [Member] | Prior To April 2010 [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers percentage match of employees match percentage	100.00%
Percentage of employee's gross pay that is matched by the employer	3.00%
Second Portion Match [Member] | After April 2010 [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers percentage match of employees match percentage	50.00%
Percentage of employee's gross pay that is matched by the employer	2.00%
Second Portion Match [Member] | Prior To April 2010 [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers percentage match of employees match percentage	50.00%
Percentage of employee's gross pay that is matched by the employer	3.00%

Employee Benefit Plans (Schedule Of Changes In Benefit Obligations And Fair Value Of Plan Assets, Funded Status Of The Plan, And Amount Recognized In The Financial Statements) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Amounts recognized in the balance sheet, Noncurrent liabilities	$ (12,541,251)	$ (11,326,909)
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	18,993,062	15,339,762
Benefit obligation at beginning of year	19,167,918	17,539,688
Service cost	521,701	479,236	448,858
Interest cost	953,197	908,873	853,643
Actuarial loss	3,445,737	727,167
Benefit payments, net of retiree contributions	(518,102)	(487,046)
Benefit obligation at end of year	23,570,451	19,167,918	17,539,688
Fair value of plan assets at beginning of year	12,992,723	12,682,758
Actual return on plan assets, net of taxes	2,488,760	(202,989)
Employer contributions	1,100,000	1,000,000
Fair value of plan assets at end of year	16,063,381	12,992,723	12,682,758
Funded status	(7,507,070)	(6,175,195)
Amounts recognized in the balance sheet, Noncurrent liabilities	(7,507,070)	(6,175,195)
Amounts recognized in accumulated other comprehensive loss, Net actuarial loss, net of tax	1,568,916	1,354,418
Total amounts included in other comprehensive loss, net of tax	1,568,916	1,354,418
Amounts deferred to a regulatory asset, Net actuarial loss	5,719,060	4,624,284
Amounts recognized as regulatory assets	5,719,060	4,624,284
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	13,707,308	12,185,319
Benefit obligation at beginning of year	12,185,319	11,832,322
Service cost	195,777	194,842	159,784
Interest cost	592,359	579,976	513,437
Actuarial loss	1,128,635	32,342
Benefit payments, net of retiree contributions	(394,781)	(454,163)
Benefit obligation at end of year	13,707,309	12,185,319	11,832,322
Fair value of plan assets at beginning of year	7,033,605	6,838,726
Actual return on plan assets, net of taxes	1,184,304	(200,958)
Employer contributions	850,000	850,000
Fair value of plan assets at end of year	8,673,128	7,033,605	6,838,726
Funded status	(5,034,181)	(5,151,714)
Amounts recognized in the balance sheet, Noncurrent liabilities	(5,034,181)	(5,151,714)
Amounts recognized in accumulated other comprehensive loss, Transition obligation, net of tax	22,303	51,500
Amounts recognized in accumulated other comprehensive loss, Net actuarial loss, net of tax	549,335	572,546
Total amounts included in other comprehensive loss, net of tax	571,638	624,046
Amounts deferred to a regulatory asset, Transition obligation	105,699	247,498
Amounts deferred to a regulatory asset, Net actuarial loss	3,315,566	3,205,828
Amounts recognized as regulatory assets	$ 3,421,265	$ 3,453,326

Employee Benefit Plans (Schedule Of Actuarial Assumptions Used) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine benefit obligations, Discount rate	4.06%	5.04%	5.25%
Assumptions used to determine benefit obligations, Expected rate of compensation increase	4.00%	4.00%	4.00%
Assumptions used to determine benefit costs, Discount rate	5.04%	5.25%	5.50%
Assumptions used to determine benefit costs, Expected long-term rate of return on plan assets	7.25%	7.25%	7.25%
Assumptions used to determine benefit costs, Expected rate of compensation increase	4.00%	4.00%	4.00%
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine benefit obligations, Discount rate	3.95%	4.96%	5.00%
Assumptions used to determine benefit costs, Discount rate	4.96%	5.00%	5.50%
Assumptions used to determine benefit costs, Expected long-term rate of return on plan assets	5.11%	5.09%	5.14%

Employee Benefit Plans (Schedule Of Components Of Net Periodic Pension And Postretirement Benefit Cost) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 521,701	$ 479,236	$ 448,858
Interest cost	953,197	908,873	853,643
Expected return on plan assets	(959,178)	(928,207)	(818,627)
Recognized loss	475,414	327,173	275,112
Net periodic pension cost	991,134	787,075	758,986
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	195,777	194,842	159,784
Interest cost	592,359	579,976	513,437
Expected return on plan assets	(367,359)	(357,278)	(325,050)
Amortization of transition obligation	188,892	188,892	188,892
Recognized loss	239,387	201,151	68,535
Net periodic pension cost	$ 849,056	$ 807,583	$ 605,598

Employee Benefit Plans (Summary Of Assumed Health Care Cost Trend Rates Used) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Pre Sixty Five [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	9.00%	10.00%	9.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%	4.75%
Year that the rate reaches the ultimate trend rate	2016	2017	2017
Post Sixty Five [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	6.00%	7.00%	7.50%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%	4.75%
Year that the rate reaches the ultimate trend rate	2013	2013	2017

Employee Benefit Plans (Effect Of A 1% Change In Health Care Cost Trend Rate Assumptions) (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Employee Benefit Plans [Abstract]
Effect on total service and interest cost components, 1% Increase	$ 141,000
Effect on total service and interest cost components, 1% Decrease	(112,000)
Effect on accumulated postretirement benefit obligation, 1% Increase	2,223,000
Effect on accumulated postretirement benefit obligation, 1% Decease	$ (1,800,000)

Employee Benefit Plans (Schedule Of Target And Actual Asset Allocation) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Equity Securities [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	60.00%
Actual	59.00%	57.00%
Equity Securities [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	50.00%
Actual	60.00%	55.00%
Debt Securities [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	40.00%
Actual	38.00%	42.00%
Debt Securities [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	50.00%
Actual	39.00%	43.00%
Cash [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%
Actual	3.00%	1.00%
Cash [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%
Actual	1.00%	1.00%
Other [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%
Actual	0.00%	0.00%
Other [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%
Actual	0.00%	1.00%

Employee Benefit Plans (Summary Of Fair Value Classifications Of Benefit Plan Assets ) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 16,063,381	$ 12,992,723	$ 12,682,758
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	8,673,128	7,033,605	6,838,726
Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	522,626	102,083
Quoted Prices In Active Markets Level 1 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	63,991	44,677
Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	15,540,755	12,890,640
Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	8,609,137	6,988,928
Cash [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	522,626	102,083
Cash [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	63,991	44,677
Cash [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	522,626	102,083
Cash [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	63,991	44,677
Common And Collective Trust [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,040,204	1,835,951
Common And Collective Trust [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,040,204	1,835,951
Domestic Fixed Income [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,349,538	3,040,066
Domestic Fixed Income [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,121,786	2,784,988
Domestic Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,349,538	3,040,066
Domestic Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,121,786	2,784,988
Foreign Fixed Income [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	631,442	600,539
Foreign Fixed Income [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	226,562	293,241
Foreign Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	631,442	600,539
Foreign Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	226,562	293,241
Domestic Large Cap Growth [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,101,385	2,372,860
Domestic Large Cap Growth [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,597,675	1,190,961
Domestic Large Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,101,385	2,372,860
Domestic Large Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,597,675	1,190,961
Domestic Large Cap Value [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,114,649	2,321,689
Domestic Large Cap Value [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,719,786	1,187,829
Domestic Large Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,114,649	2,321,689
Domestic Large Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,719,786	1,187,829
Domestic Small/Mid Cap Growth [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		539,157
Domestic Small/Mid Cap Growth [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	367,369	262,114
Domestic Small/Mid Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		539,157
Domestic Small/Mid Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	367,369	262,114
Domestic Small/Mid Cap Value [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		531,269
Domestic Small/Mid Cap Value [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	381,378	259,311
Domestic Small/Mid Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		531,269
Domestic Small/Mid Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	381,378	259,311
Domestic Small/Mid Cap Core [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,414,211
Domestic Small/Mid Cap Core [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	35,450	21,664
Domestic Small/Mid Cap Core [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,414,211
Domestic Small/Mid Cap Core [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	35,450	21,664
Foreign Large Cap Growth [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	661,895	585,333
Foreign Large Cap Growth [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	381,020	323,245
Foreign Large Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	661,895	585,333
Foreign Large Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	381,020	323,245
Foreign Large Cap Core [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,227,431	1,063,776
Foreign Large Cap Core [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	727,867	606,142
Foreign Large Cap Core [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,227,431	1,063,776
Foreign Large Cap Core [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	727,867	606,142
Other [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	50,244	59,433
Other [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 50,244	$ 59,433

Employee Benefit Plans (Schedule Of Expected Future Benefit Payments) (Details) (USD $)	Sep. 30, 2012
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 537,420
2014	531,601
2015	555,678
2016	587,900
2017	639,258
2018-2022	4,430,570
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	476,597
2014	495,095
2015	522,761
2016	551,917
2017	565,950
2018-2022	$ 3,148,257

Common Stock Options (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Common Stock Options [Abstract]
Number of shares available for future grant	4,000
Intrinsic value of options exercised	$ 91,721	$ 107,335	$ 91,956
Period from grant date in which options become exercisable	6 months
Share Based Compensation Arrangement By Share Based Payment Award Option Expiration Period	10 years
Amount recieved for exercise of options	$ 99,550	$ 164,285	$ 153,180

Common Stock Options (Schedule Of Aggregate Share Option Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Options outstanding		11,000	28,000	44,000
Number of Shares, Options exercised	(11,000)	(17,000)	(16,000)
Weighted-Average Exercise Price, Options outstanding	$ 0	$ 9.05	$ 9.423	$ 9.478
Weighted-Average Exercise Price, Options exercised	$ 9.05	$ 9.664	$ 9.574
Option Price Per Share		$ 9.05
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Price Per Share			$ 9.68	$ 9.68
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Price Per Share			$ 9.05	$ 9.05

Other Stock Plans (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	4,000
Dividend Reinvestment And Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum amount shareholders can partake in the DRIP plan	$ 40,000
Number of shares issued under the Dividend Reinvestment and Stock Purchase Plan	25,077	48,316	45,238
Shares of stock available for issuance under the DRIP Plan	391,720
Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued under the plan	8,168	8,953	8,390
Shares available for issuance	95,096
Additional shares added to the plan	100,000
Percentage of monthly retainer fee paid in shares of common stock	40.00%
Stock Bonus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued under the plan	1,640	1,549	1,422
Value of shares issued under the plan	30,763	24,160	22,005
Shares available for issuance	19,025
Percentage of officers' annualy salary expected to be held in company stock	50.00%
Directors' Compensation [Member] | Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares issued under the plan	97,133	94,350	83,617
Dividends [Member] | Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares issued under the plan	$ 52,285	51,297	44,187

Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
Commitments And Contingencies [Abstract]
Franchise effective date	Jan 1, 2016
Number of pipelines	2
Expenditures under asset management agreetment	$ 26,794,000	$ 39,951,000	$ 43,384,000

Commitments And Contingencies (Schedule Of Volumetric Obligations) (Details)	12 Months Ended
Sep. 30, 2012 MMBTU
Commitments And Contingencies [Abstract]
Natural Gas Contracts (Decatherms), 2012 - 2013	2,225,059
Natural Gas Contracts (Decatherms), 2013 - 2014	317,864
Natural Gas Contracts (Decatherms), Total	2,542,923

Commitments And Contingencies (Schedule Of Financial Obligations) (Details) (USD $)	Sep. 30, 2012
Commitments And Contingencies [Abstract]
Pipeline and Storage Capacity, 2012 - 2013	$ 11,439,832
Pipeline and Storage Capacity, 2013 - 2014	10,400,771
Pipeline and Storage Capacity, 2014 - 2015	4,788,917
Pipeline and Storage Capacity, 2015 - 2016	2,982,140
Pipeline and Storage Capacity, 2016 - 2017	2,880,105
Pipeline and Storage Capacity, Thereafter	3,984,337
Pipeline and Storage Capacity, Total	$ 36,476,102

Fair Value Measurements (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Notes receivable, noncurrent	$ 0	$ 1,142,770
Notes receivable, current	1,142,770	277,770
Current maturities of long-term debt	0	15,000,000
Maximum percentage of accounts receivable from a single customer	5.00%	5.00%
Other [Member]
Notes receivable, noncurrent		1,142,770
Current Assets [Member]
Notes receivable, current	$ 1,142,770	$ 277,770

Fair Value Measurements (Schedule Of Fair Value Of Financial Assets And Liabilities Measured On A Recurring Basis) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Fair Value [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases	$ 1,065,243	$ 1,000,121
Total	3,981,961	4,312,297
Quoted Prices In Active Markets Level 1 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases
Total
Significant Other Observable Inputs Level 2 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases	1,065,243	1,000,121
Total	3,981,961	4,312,297
Significant Unobservable Inputs Level 3 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases
Total
Interest Rate Swap [Member] | Fair Value [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Interest rate swaps	2,916,718	3,312,176
Interest Rate Swap [Member] | Quoted Prices In Active Markets Level 1 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Interest rate swaps
Interest Rate Swap [Member] | Significant Other Observable Inputs Level 2 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Interest rate swaps	2,916,718	3,312,176
Interest Rate Swap [Member] | Significant Unobservable Inputs Level 3 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Interest rate swaps

Fair Value Measurements (Summary Of The Fair Value Of Financial Assets And Liabilities Not Adjusted To Fair Value) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable	$ 1,142,770	$ 1,420,540
Total	1,142,770	1,420,540
Note payable	15,000,000
Long-term debt	13,000,000	28,000,000
Total	28,000,000	28,000,000
Quoted Prices In Active Markets Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable
Total
Note payable
Long-term debt
Total
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable
Total
Note payable
Long-term debt
Total
Significant Unobservable Inputs Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable	1,152,896	1,403,286
Total	1,152,896	1,403,286
Note payable	14,976,818
Long-term debt	14,310,450	29,539,742
Total	$ 29,287,268	$ 29,539,742

Quarterly Financial Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 9,330,542	$ 9,679,742	$ 21,290,227	$ 18,499,176	$ 10,071,058	$ 11,107,485	$ 27,072,569	$ 22,547,759	$ 58,799,687	$ 70,798,871	$ 73,823,914
Gross margin	4,709,570	4,975,378	9,118,522	8,129,627	4,773,649	5,064,987	9,201,366	8,229,564	26,933,097	27,269,566	26,440,273
Operating income	391,928	530,491	4,455,171	3,408,945	453,356	734,930	4,506,020	3,618,740	8,786,535	9,313,046	8,982,181
Net income (loss)	$ (73,772)	$ 52,298	$ 2,483,307	$ 1,834,912	$ (20,322)	$ 184,617	$ 2,519,814	$ 1,969,364	$ 4,296,745	$ 4,653,473	$ 4,445,436
Basic	$ (0.02)	$ 0.01	$ 0.54	$ 0.4		$ 0.04	$ 0.55	$ 0.43	$ 0.92	$ 1.01	$ 0.98
Diluted	$ (0.02)	$ 0.01	$ 0.53	$ 0.4		$ 0.04	$ 0.55	$ 0.43	$ 0.92	$ 1.01	$ 0.98

Subsequent Events (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Dividend declared date	Jul 25, 2011
Dividend payable date	Sep 1, 2011
Dividend recorded date	Aug 15, 2011
Subsequent Event [Member]
Dividend declared date	Oct 29, 2012
Dividend payable amount per share	1
Dividend payable date	Dec 17, 2012
Dividend recorded date	Nov 30, 2012